DoubleLine Flexible Income Fund

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 6.9%
1,250,000	Affirm Asset Securitization Trust, Series 2020-A-C	6.23%	^	02/18/2025	1,287,057
2,202,188	CAL Funding IV Ltd., Series 2020-1A-A	2.22%	^	09/25/2045	2,237,126
1,468,125	CAL Funding IV Ltd., Series 2020-1A-B	3.50%	^	09/25/2045	1,482,023
2,711,720	Castlelake Aircraft Securitization Trust, Series 2018-1-B	5.30%	^	06/15/2043	2,320,199
2,584,928	Castlelake Aircraft Securitization Trust, Series 2019-1A-C	6.90%	^Þ	04/15/2039	1,265,743
2,076,000	CPS Auto Receivables Trust, Series 2016-A-E	7.65%	^	12/15/2021	2,092,037
6,250,000	ExteNet Issuer LLC, Series 2019-1A-C	5.22%	^	07/26/2049	6,378,821
1,521,910	GAIA Aviation Ltd., Series 2019-1-C	7.00%	^§Þ	12/15/2044	866,684
1,256,253	Harley Marine Financing LLC, Series 2018-1A-A2	5.68%	^	05/15/2043	1,138,394
2,619,330	Helios Issuer LLC, Series 2017-1A-A	4.94%	^	09/20/2049	2,744,005
4,350,000	Hertz Vehicle Financing II LP, Series 2019-2A-B	3.67%	^	05/25/2025	4,373,364
950,000	Hertz Vehicle Financing LP, Series 2018-1A-B	3.60%	^	02/25/2024	952,612
1,904,363	Horizon Aircraft Finance Ltd., Series 2019-1-C	6.90%	^Þ	07/15/2039	1,127,198
5,096,154	Jersey Mike’s Funding, Series 2019-1A-A2	4.43%	^	02/15/2050	5,476,283
1,935,000	Jimmy Johns Funding LLC, Series 2017-1A-A2II	4.85%	^	07/30/2047	2,000,147
1,134,247	JOL Air Ltd., Series 2019-1-B	4.95%	^	04/15/2044	890,015
1,400,000	Loanpal Solar Loan Ltd., Series 2021-1GS-C	3.50%	^	01/20/2048	1,300,286
4,139,355	Mosaic Solar Loan Trust, Series 2018-1A-C	0.00%	^P/O	06/22/2043	3,787,228
1,875,000	Mosaic Solar Loan Trust, Series 2020-1A-C	4.47%	^	04/20/2046	1,935,716
400,619	SoFi Consumer Loan Program Trust, Series 2017-1-B	4.73%	#^	01/26/2026	405,572
247,200	SoFi Consumer Loan Program Trust, Series 2017-5-A2	2.78%	^	09/25/2026	249,118
500,000	SoFi Consumer Loan Program Trust, Series 2019-3-C	3.35%	^	05/25/2028	517,756
92,000	SoFi Professional Loan Program Trust, Series 2018-C-R1	5.58%	^@Þ	01/25/2048	2,959,844
1,219,040	Springleaf Funding Trust, Series 2017-AA-A	2.68%	^	07/15/2030	1,221,774
2,895,000	Taco Bell Funding LLC, Series 2016-1A-A2II	4.38%	^	05/25/2046	2,926,247
6,837,058	Textainer Marine Containers Ltd., Series 2020-2A-A	2.10%	^	09/20/2045	6,952,664
2,441,806	Textainer Marine Containers Ltd., Series 2020-2A-B	3.34%	^	09/20/2045	2,477,289
4,799,437	Vivint Colar Financing LLC, Series 2018-1A-A	4.73%	^	04/30/2048	5,279,972
8,605,644	Wave LLC, Series 2019-1-C	6.41%	^Þ	09/15/2044	5,294,700
1,273,786	Willis Engine Structured Trust, Series 2018-A-A	4.75%	^§	09/15/2043	1,135,284
4,141,219	Zephyrus Capital Aviation Partners Ltd., Series 2018-1-A	4.61%	^	10/15/2038	3,906,346

Total Asset Backed Obligations (Cost $82,469,047)					76,981,504

Bank Loans - 6.2%
298,492	1011778 B.C. Unlimited Liability Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		11/19/2026	294,855
297,739	Access CIG LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	3.98%		02/27/2025	295,320
174,123	Acrisure LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		02/16/2027	171,330
225,938	Agiliti Health, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.94%		01/05/2026	224,243
256,395	Air Methods Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		04/22/2024	248,319
424,031	Alera Group Intermediate Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		08/01/2025	420,851
277,012	AlixPartners, LLP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		04/04/2024	274,568
85,000	Alliance Laundry Systems LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/08/2027	85,114
404,220	Alliant Holdings Intermediate LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.39%		05/09/2025	398,284
346,500	Allied Universal Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		07/10/2026	345,545
173,180	Almonde, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/13/2024	170,077
60,000	Almonde, Inc., Senior Secured Second Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	8.25%		06/16/2025	60,407
347,394	Alterra Mountain Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		07/31/2024	343,630
74,625	Amentum Government Services Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		02/01/2027	74,625
75,000	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		01/29/2027	64,875
74,631	American Airlines, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.16%		12/15/2023	67,473
75,000	American Residential Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		10/15/2027	75,094
	American Tire Distributors, Inc., Senior Secured First Lien Term Loan
179,974	(1 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	172,595
21,180	(3 Month LIBOR USD + 7.50%, 1.00% Floor, 8.00% PIK)	8.50%		09/02/2024	20,312
392,970	Applied Systems, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		09/19/2024	393,394
370,000	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		03/11/2025	366,346
168,725	Aramark Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		01/15/2027	167,065
335,000	Arches Buyer Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.50% Floor)	4.50%		12/06/2027	336,089
144,885	Arctic Glacier U.S.A., Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		03/20/2024	129,989
402,918	Ascend Learning LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		07/12/2024	401,810
159,600	Asplundh Tree Expert, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		09/07/2027	160,349
347,368	AssuredPartners, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		02/12/2027	342,835
120,000	Astoria Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/10/2027	119,475
280,000	Asurion LLC, Senior Secured First Lien Term Loan	3.40%	±	12/23/2026	277,550
268,414	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		11/03/2023	266,120
20,797	Asurion LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		11/04/2024	20,662
96,646	Asurion LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.50%)	6.65%		08/04/2025	97,588
180,499	Athenahealth, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		02/11/2026	180,725
45,000	Austin BidCo Inc., Senior Secured First Lien Term Loan	5.00%	±	12/09/2027	44,831
136,757	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	3.25%		11/21/2024	137,128
145,000	Avantor Funding, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		11/08/2027	145,454
147,992	Avaya Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.39%		12/15/2027	148,300
119,134	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.41%		12/16/2024	119,994
179,774	Azalea TopCo, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.71%		07/24/2026	178,014
65,000	B&G Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		10/10/2026	65,058
236,425	Bass Pro Group, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 0.75% Floor)	5.75%		09/25/2024	237,566
296,250	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		11/27/2025	293,975
101,140	Bausch Health Companies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		06/02/2025	100,903
410,850	Bioscrip, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		08/06/2026	410,766
299,388	Blackhawk Network Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		06/16/2025	292,231
374,028	Blackstone CQP Holdco LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.74%		09/30/2024	373,560
268,629	Boxer Parent Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		10/02/2025	268,061
242,627	Brand Energy & Infrastructure Services, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/21/2024	237,123
363,362	Brazos Delaware LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		05/21/2025	318,330
250,881	Bright Bidco B.V., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		06/28/2024	145,537
243,163	Buckeye Partners LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		11/02/2026	243,239
130,000	Cablevision Lightpath LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		11/30/2027	129,940
273,590	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		12/23/2024	269,077
139,650	Caesars Resort Collection LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		07/21/2025	140,108
49,375	Calpine Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		08/12/2026	48,797
154,606	Cambium Learning Group Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%)	4.72%		12/18/2025	154,064
340,233	Camelot U.S. Acquisition 1 Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.15%		10/30/2026	339,206
75,000	Camelot U.S. Acquisition 1 Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/30/2026	75,117
84,575	Carnival Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.50%, 1.00% Floor)	8.50%		06/30/2025	87,469
433,382	Castle US Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%)	4.00%		01/29/2027	426,474
217,932	Catalent Pharma Solutions Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 1.00% Floor)	3.25%		05/18/2026	218,477
235,623	Cengage Learning, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/07/2023	226,653
	Change Healthcare Holdings, Inc., Senior Secured First Lien Term Loan
383,150	(1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		03/01/2024	382,025
12,276	(3 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		03/01/2024	12,240
200,000	Charter NEX US, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%, 0.75% Floor)	5.00%		12/01/2027	201,275
425,804	CHG Healthcare Services, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		06/07/2023	424,141
344,794	CHG PPC Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		03/31/2025	341,132
176,344	Cincinnati Bell, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		10/02/2024	176,591
214,063	Clear Channel Outdoor Holdings Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.71%		08/21/2026	206,627
221,995	ClubCorp Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	3.00%		09/18/2024	208,290
150,000	CNT Holdings I Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		11/08/2027	150,387
95,000	CommerceHub, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/29/2027	95,119
282,052	Compass Power Generation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/20/2024	275,212
89,325	Connect U.S. Finco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	89,844
139,650	Conservice Midco LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	4.50%		05/13/2027	139,999
59,850	Consolidated Communications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		10/04/2027	60,234
331,707	Cornerstone OnDemand, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.39%		04/22/2027	333,720
85,000	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/23/2027	85,287
255,000	CP Atlas Buyer, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/23/2027	255,861
251,167	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.41%		07/17/2025	248,027
132,638	CSC Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.41%		01/15/2026	130,980
200,350	CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.25%, 1.00% Floor)	7.25%		01/04/2022	198,127
359,116	Cvent, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		11/29/2024	346,547
113,509	Cyanco Intermediate Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		03/17/2025	113,059
295,224	Cyxtera DC Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		05/01/2024	277,254
173,688	DCert Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		10/16/2026	173,796
44,550	Dealer Tire LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		12/12/2025	44,364
443,124	Deerfield Holdings Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		04/09/2027	445,688
190,000	Delta Topco, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		12/01/2027	190,277
316,710	DentalCorporationPerfect Smile ULC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		06/06/2025	312,059
286,462	Diamond (BC) B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.21%		09/06/2024	283,002
98,824	Diamond Sports Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		08/24/2026	87,953
144,612	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		04/06/2026	138,185
77,749	Dynasty Acquisition Company, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		04/06/2026	74,293
48,539	Dynatrace LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		08/22/2025	48,198
407,935	E.W. Scripps Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		05/01/2026	404,492
	EAB Global, Inc., Senior Secured First Lien Term Loan
757	(3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		11/15/2024	753
293,564	(6 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		11/15/2024	292,005
188,711	EG America LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.25%		02/06/2025	187,037
175,000	Energizer Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.50% Floor)	2.75%		12/16/2027	175,329
348,464	Envision Healthcare Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		10/10/2025	292,232
181,834	ESH Hospitality, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		09/18/2026	180,470
411,425	Excelitas Technologies Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		12/02/2024	409,195
145,000	Exgen Renewables IV LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		12/11/2027	145,218
402,846	Filtration Group Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		03/31/2025	399,849
547,895	Financial & Risk US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		10/01/2025	547,783
184,800	Flex Acquisition Company Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%)	3.23%		06/30/2025	182,952
	Flex Acquisition Company Inc., Senior Secured First Lien Term Loan
12,123	(1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/29/2023	12,085
173,543	(3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/29/2023	173,000
272,762	Flexential Intermediate Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.75%		08/01/2024	245,239
150,000	Flexera Software LLC	4.50%	±	01/31/2028	150,188
295,316	Flexera Software LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		02/26/2025	295,632
132,185	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.50% Floor)	9.50%	Þ	06/30/2027	132,185
420,000	Formula One Management Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		02/01/2024	417,075
97,797	Forterra Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/25/2023	98,062
147,478	Frontdoor, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.69%		08/18/2025	147,109
177,413	Frontera Generation Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%	Ω	05/02/2025	47,014
100,000	Frontier Communications Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		10/08/2021	100,751
355,000	Garda World Security Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.75%)	4.99%		10/30/2026	355,976
124,063	Gardner Denver, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		03/01/2027	122,589
89,403	Gates Global LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		04/01/2024	89,291
235,000	Gemini HDPE LLC, Senior Secured First Lien Term Loan	3.50%	±	12/28/2027	234,119
267,975	Genesee & Wyoming Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.00%)	2.25%		12/30/2026	267,808
459,536	Genesys Telecommunications Laboratories, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		12/01/2027	461,188
394,992	Gentiva Health Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.44%		07/02/2025	394,006
252,733	Getty Images, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.69%		02/19/2026	249,654
210,608	GFL Environmental, Inc.	3.50%	±	05/30/2025	211,177
235,000	Global Medical Response Inc., Senior Secured First Lien Term Loan	5.75%	±	10/02/2025	233,972
189,050	Go Daddy Operating Corporation LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		08/10/2027	190,362
	Golden Nugget, Inc., Senior Secured First Lien Term Loan
157,271	(1 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		10/04/2023	152,350
185,544	(2 Month LIBOR USD + 2.50%, 0.75% Floor)	3.25%		10/04/2023	179,739
367,759	GoodRX, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		10/10/2025	366,012
157,215	GrafTech Finance, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		02/12/2025	157,478
181,237	Graham Packaging Company, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		08/04/2027	182,110
	Granite US Holdings Corporation, Senior Secured First Lien Term Loan
40,622	(3 Month LIBOR USD + 5.25%)	5.51%		09/30/2026	40,723
203,108	(6 Month LIBOR USD + 5.25%)	5.51%		09/30/2026	203,616
601,856	Gray Television, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		01/02/2026	598,847
220,898	GTT Communications, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%)	2.97%		06/02/2025	174,437
122,757	Gulf Finance, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		08/25/2023	93,690
275,000	Harbor Freight Tools USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		10/19/2027	275,501
238,202	Hayward Industries, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		08/05/2024	236,118
172,375	Hexion, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.73%		07/01/2026	171,729
291,592	H-Food Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.69%)	3.83%		05/23/2025	287,195
291,560	Hilton Worldwide Finance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		06/22/2026	288,767
187,595	Houston Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		07/21/2025	184,547
343,630	Hyland Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		07/01/2024	344,918
93,959	Hyland Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	7.75%		07/07/2025	94,976
96,750	IAA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.44%		06/29/2026	96,306
151,518	IHeartCommunications, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		05/01/2026	149,372
423,938	Illuminate Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		06/30/2027	424,732
138,950	Informatica LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		02/25/2027	138,071
	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan
25,653	(3 Month LIBOR USD + 5.50%, 1.00% Floor)	6.50%		07/13/2022	26,243
8,551	(6 Month LIBOR USD + 5.50%, 1.00% Floor)	6.50%		07/13/2022	8,748
227,473	Intelsat Jackson Holdings S.A., Senior Secured First Lien Term Loan (Prime Rate + 4.75%, 1.00% Floor)	8.00%		11/27/2023	231,291
285,034	ION Trading Technologies SARL, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		11/21/2024	284,933
693,106	IQVIA Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		01/17/2025	690,593
190,000	IRB Holding Corporation, Senior Secured First Lien Term Loan	4.25%	±	12/15/2027	190,564
345,747	IRB Holding Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/05/2025	343,488
327,191	IRI Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		12/01/2025	324,328
597,322	Iron Mountain Information Management LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		01/02/2026	593,589
180,000	Ivanti Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	5.75%		12/01/2027	179,888
560,142	Jaguar Holding Company, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%, 1.00% Floor)	3.50%		08/18/2022	560,599
535,463	JBS USA Lux S.A., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		05/01/2026	532,159
76,176	Jo-Ann Stores LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/20/2023	73,732
359,648	KAR Auction Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.44%		09/21/2026	354,703
212,944	KBR, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		02/05/2027	213,210
316,800	Kestrel Bidco Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/11/2026	305,120
279,042	Kindred Healthcare, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.19%		07/02/2025	279,391
114,204	Klockner-Pentaplast of America, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		06/30/2022	114,132
180,000	Kronos Acquisition Holdings Inc., Senior Secured First Lien Term Loan	5.25%	±	12/17/2026	180,634
139,091	LBM Acquisition LLC, Senior Secured First Lien Term Loan	4.50%	±	12/09/2027	139,265
30,909	LBM Borrower LLC, Senior Secured First Lien Term Loan	3.89%	±	12/18/2027	30,948
20,710	Lealand Finance Company B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.00%)	1.15%		06/30/2025	13,928
107,945	Level 3 Financing, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		03/01/2027	106,393
222,574	Life Time Fitness, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		06/10/2022	217,567
105,581	Lions Gate Capital Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		03/24/2025	104,459
115,000	LogMeIn, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.90%		08/31/2027	114,857
344,306	Lower Cadence Holdings LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		05/22/2026	337,098
357,441	Lucid Energy Group II Borrower LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/18/2025	340,872
59,583	Maravai Intermediate Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	5.25%		10/19/2027	60,254
282,502	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.50%		03/20/2025	278,194
175,000	Mavis Tire Express Services Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		03/20/2025	176,422
181,843	MED ParentCo LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		08/31/2026	179,603
	MED ParentCo LP, Senior Secured First Lien Term Loan
13,729	(1 Month LIBOR USD + 4.25%)	4.40%		08/31/2026	13,560
31,872	(1 Month LIBOR USD + 4.25%)	4.40%		08/31/2026	31,479
351,574	Messer Industries LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.75%		03/02/2026	349,510
355,000	Milano Acquisition Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		10/01/2027	355,813
150,000	Mileage Plus Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	6.25%		06/21/2027	156,535
359,525	Millennium Trust Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%)	5.15%		03/27/2026	353,683
44,886	Mirion Technologies, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%)	4.27%		03/06/2026	44,907
299,865	Mister Car Wash Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		05/14/2026	293,305
333,286	Mitchell International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		11/29/2024	328,365
75,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.40%		12/01/2025	72,797
178,697	MLN US HoldCo LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		11/28/2025	162,880
13,226	Motion Finco, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.50%		11/12/2026	12,794
100,629	Motion Finco, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.47%		11/12/2026	97,343
366,380	MPH Acquisition Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		06/07/2023	365,379
162,054	Nascar Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		10/19/2026	161,636
118,500	NCR Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		08/28/2026	117,069
350,262	Nexstar Broadcasting, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		09/18/2026	348,688
329,268	Numericable U.S. LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.24%		08/14/2026	328,685
36,387	OneDigital Borrower LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%	&	11/16/2027	36,523
	OneDigital Borrower LLC, Senior Secured First Lien Term Loan
341,718	(1 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	343,001
26,895	(3 Month LIBOR USD + 4.50%, 0.75% Floor)	5.25%		11/16/2027	26,995
170,000	Ortho-Clinical Diagnostics Inc., Senior Secured First Lien Term Loan	3.48%	±	06/30/2025	167,811
98,000	Outcomes Group Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	3.47%		10/24/2025	96,530
343,275	Pacific Gas and Electric Company, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		06/23/2025	347,909
110,000	Packaging Coordinators Midco, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		11/30/2027	110,275
100,000	PAI HoldCo, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		10/26/2027	100,250
405,411	Panther BF Aggregator LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		04/30/2026	404,819
425,912	Parexel International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		09/27/2024	419,524
21,743	Pathway Vet Alliance LLC, Senior Secured First Lien Delayed-Draw Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		03/31/2027	21,767
266,191	Pathway Vet Alliance LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		03/31/2027	266,490
109,784	PCI Gaming Authority, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		05/29/2026	108,836
83,630	Penn National Gaming, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%, 0.75% Floor)	3.00%		10/15/2025	82,773
108,880	Phoenix Services International LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		03/03/2025	107,894
403,180	Pisces Midco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		04/12/2025	403,307
136,410	Playtika Holding Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 6.00%, 1.00% Floor)	7.00%		12/10/2024	137,504
430,359	PODS, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		12/06/2024	432,106
95,000	PointClickCare Technologies Inc., Senior Secured First Lien Term Loan	3.75%	±	12/29/2027	95,000
212,484	PowerTeam Services LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		03/06/2025	210,890
150,500	Prairie ECI Acquiror LP, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.90%		03/11/2026	147,384
272,250	Pregis Topco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		07/31/2026	271,569
64,675	Presidio Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.72%		01/22/2027	64,705
	Prime Security Services Borrower LLC, Senior Secured First Lien Term Loan
102,887	(1 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	103,674
66,046	(6 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	66,552
66,046	(9 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	66,552
132,092	(12 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		09/23/2026	133,103
214,305	Pro Mach Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		03/07/2025	211,090
422,809	Project Alpha Intermediate Holding, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		04/26/2024	419,989
213,636	Pug LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		02/12/2027	204,379
350,000	Radiate Holdco, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%, 0.75% Floor)	4.25%		09/25/2026	351,038
	Radiology Partners, Inc., Senior Secured First Lien Term Loan
221,882	(1 Month LIBOR USD + 4.25%)	5.29%		07/09/2025	218,739
190,242	(3 Month LIBOR USD + 4.25%)	5.29%		07/09/2025	187,547
130,000	Redstone Buyer, LLC, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		09/01/2027	130,731
308,046	RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		11/14/2025	307,835
341,862	Renaissance Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		05/30/2025	336,840
66,566	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 7.00%, 1.00% Floor)	8.00%		02/26/2021	62,239
378,336	RentPath, Inc., Senior Secured First Lien Term Loan (Prime Rate + 3.75%, 1.00% Floor)	7.00%	Ω	12/17/2021	170,251
132,195	Reynolds Consumer Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		02/04/2027	131,580
194,091	Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		02/06/2023	193,606
120,000	Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		02/05/2026	119,310
149,250	RP Crown Parent LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		02/02/2026	149,390
59,850	Ryan Specialty Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.75% Floor)	4.00%		09/01/2027	59,850
55,000	Sabre Global, Inc., Senior Secured First Lien Term Loan	4.75%	±	12/17/2027	55,206
114,410	Sabre Global, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		02/22/2024	111,969
74,800	Science Applications International Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.25%)	2.40%		03/12/2027	74,894
278,568	Scientific Games International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		08/14/2024	272,822
285,334	Securus Technologies Holdings, Inc., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		11/01/2024	268,572
242,395	Sedgwick Claims Management Services, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		12/31/2025	239,012
410,000	Select Medical Corporation, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 2.25%)	2.53%		03/06/2025	407,694
351,330	Severin Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		08/01/2025	347,948
582,625	Sinclair Television Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.65%		09/30/2026	577,891
277,514	SIWF Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		06/13/2025	276,243
203,575	Six Flags Theme Parks, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		04/17/2026	199,535
145,000	SkyMiles IP Ltd., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		10/20/2027	150,709
	SMG US Midco 2, Inc., Senior Secured First Lien Term Loan
91,332	(1 Month LIBOR USD + 2.50%)	2.65%		01/23/2025	86,385
219,986	(3 Month LIBOR USD + 2.50%)	2.65%		01/23/2025	208,070
392,974	SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		02/05/2024	376,640
334,729	Solenis International LP, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%)	4.23%		06/26/2025	334,813
20,000	Solenis International LP, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	8.73%		06/26/2026	19,983
416,887	Solera LLC, Senior Secured First Lien Term Loan (2 Month LIBOR USD + 2.75%)	2.90%		03/03/2023	414,400
420,000	Sophia, L.P., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 0.75% Floor)	4.50%		10/07/2027	422,024
282,761	Sotera Health Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.50%, 1.00% Floor)	5.50%		12/11/2026	284,235
480,643	Sound Inpatient Physicians, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		06/27/2025	478,240
165,664	Southern Graphics, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		12/30/2022	123,006
32,121	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan	5.00%	±	10/02/2027	32,041
232,879	Southern Veterinary Partners LLC, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		10/01/2027	232,297
366,343	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		04/16/2025	362,979
145,884	Staples, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.21%		04/16/2026	141,705
337,418	Starfruit US Holdco LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		10/01/2025	334,676
164,340	Stars Group Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.75%		07/10/2025	165,116
209,287	STG-Fairway Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		01/29/2027	206,475
99,000	Sunshine Luxembourg VII SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 1.00% Floor)	4.25%		10/01/2026	99,611
422,875	Surf Holdings LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%)	3.73%		03/05/2027	419,809
80,172	Syncreon Group Holdings B.V., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	6.00%		10/01/2024	79,570
192,686	TAMKO Building Products LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		05/29/2026	192,445
4,454	Tapstone Energy Holdings LLC, Unsecured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%	Þ	04/17/2024	4,432
182,831	Team Health Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%, 1.00% Floor)	3.75%		02/06/2024	163,733
249,375	Tech Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.50%)	3.65%		06/30/2025	251,323
109,725	Tech Data Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.50%)	5.65%		06/30/2025	109,999
178,999	Telesat LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		12/07/2026	177,706
398,000	Tempo Acquisition LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%, 0.50% Floor)	3.75%		11/02/2026	396,135
123,750	Terrier Media Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		12/17/2026	124,157
464,809	The Dun & Bradstreet Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		02/06/2026	465,906
319,090	The Edelman Financial Center LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		07/21/2025	314,901
408,975	Thyssenkrupp Elevator, Senior Secured First Lien Term Loan (6 Month LIBOR USD + 4.25%)	4.57%		07/14/2027	412,625
348,213	TIBCO Software, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		06/30/2026	342,662
35,000	TIBCO Software, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	7.40%		03/03/2028	35,467
287,917	Titan Acquisition Ltd., Senior Secured First Lien Term Loan (6 Month LIBOR USD + 3.00%)	3.27%		03/28/2025	281,554
	TKC Holdings, Inc., Senior Secured First Lien Term Loan
774	(3 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		02/01/2023	762
293,847	(6 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		02/01/2023	289,071
99,381	Trans Union LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 1.75%)	1.90%		11/13/2026	99,153
166,385	Travel Leaders Group LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	4.15%		01/25/2024	147,666
	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan
79	(2 Week LIBOR USD + 0.00%, 1.00% Floor)	2.50%		02/28/2025	78
178	(2 Week LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	176
127,637	(3 Month LIBOR USD + 1.50%, 1.00% Floor)	2.50%		02/28/2025	126,241
59,471	Travelport Finance (Luxembourg) SARL, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%)	5.25%		05/29/2026	40,787
342,133	Trident TPI Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		10/17/2024	338,524
268,622	Uber Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%, 1.00% Floor)	5.00%		04/04/2025	270,565
397,922	UFC Holdings, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%, 1.00% Floor)	4.25%		04/29/2026	397,331
182,151	UGI Energy Services LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		08/13/2026	182,834
157,030	Ultimate Software Group, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		05/04/2026	157,169
259,350	Ultimate Software Group, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.00%, 0.75% Floor)	4.75%		05/04/2026	261,103
30,000	Ultimate Software Group, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.75%, 0.75% Floor)	7.50%		05/03/2027	30,938
105,108	United Natural Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.25%)	4.40%		10/22/2025	104,669
79,200	Univar Solutions USA, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		07/01/2026	78,656
105,397	Univision Communications, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	4.75%		03/13/2026	105,829
153,838	Upstream Newco, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		11/20/2026	153,741
587,563	US Foods, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.00%)	2.15%		09/14/2026	579,484
155,089	USIC Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%, 1.00% Floor)	4.00%		12/08/2023	155,800
144,664	Vantage Specialty Chemicals, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.50%, 1.00% Floor)	4.50%		10/28/2024	138,004
451,027	Verscend Holding Corporation, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	4.65%		08/27/2025	451,703
121,617	Victory Capital Holdings, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 2.50%)	2.73%		07/01/2026	121,364
140,000	Virgin Media Bristol LLC, Senior Secured First Lien Term Loan	3.40%	±	01/31/2029	140,193
402,584	VS Buyer LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.25%)	3.40%		02/26/2027	401,830
320,240	Wand NewCo 3, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		02/05/2026	316,317
185,000	Web.Com Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%)	3.90%		10/10/2025	182,764
410,477	Whatabrands LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	2.90%		07/31/2026	407,525
389,441	Zayo Group Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.00%)	3.15%		03/09/2027	387,945
208,397	Zelis Cost Management Buyer, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	4.90%		09/30/2026	209,223
50,000	Ziggo Financing Partnership, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.50%)	2.66%		04/28/2028	49,781

Total Bank Loans (Cost $69,216,186)					68,794,421

Collateralized Loan Obligations - 20.4%
250,000	Adams Mill Ltd., Series 2014-1A-D1 (3 Month LIBOR USD + 3.50%)	3.74%	^	07/15/2026	248,537
2,500,000	AIMCO, Series 2015-AA-DR (3 Month LIBOR USD + 2.45%, 2.45% Floor)	2.69%	^	01/15/2028	2,453,393
2,000,000	Apidos Ltd., Series 2013-12A-DR (3 Month LIBOR USD + 2.60%)	2.84%	^	04/15/2031	1,903,184
1,500,000	Apidos Ltd., Series 2015-21A-CR (3 Month LIBOR USD + 2.45%, 2.45% Floor)	2.67%	^	07/18/2027	1,456,572
2,500,000	Apidos Ltd., Series 2016-24A-CR (3 Month LIBOR USD + 3.05%)	3.27%	^	10/20/2030	2,444,739
2,500,000	Apidos Ltd., Series 2018-29A-C (3 Month LIBOR USD + 2.75%)	2.96%	^	07/25/2030	2,398,540
1,000,000	Apidos, Series 2020-33A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.47%	^	07/24/2031	1,001,397
2,500,000	Atrium Corporation, Series 13A-D (3 Month LIBOR USD + 2.70%)	2.91%	^	11/21/2030	2,411,305
1,000,000	Atrium Corporation, Series 14A-D (3 Month LIBOR USD + 2.95%, 2.95% Floor)	3.18%	^	08/23/2030	970,661
3,000,000	Atrium Corporation, Series 9A-DR (3 Month LIBOR USD + 3.60%)	3.82%	^	05/28/2030	3,003,683
1,500,000	Babson Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.95%)	3.17%	^	10/20/2030	1,476,095
1,737,500	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	6.67%	^	10/20/2030	1,661,566
1,250,000	Bain Capital Credit Ltd., Series 2020-2A-B1 (3 Month LIBOR USD + 2.50%, 2.50% Floor)	2.72%	^	07/21/2031	1,260,857
4,000,000	Barings Ltd., Series 2018-3A-D (3 Month LIBOR USD + 2.90%)	3.12%	^	07/20/2029	3,848,823
2,000,000	Barings Ltd., Series 2019-2A-C (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.09%	^	04/15/2031	1,999,653
2,000,000	Barings Ltd., Series 2020-1A-D (3 Month LIBOR USD + 3.75%, 3.75% Floor)	3.98%	^	10/15/2032	2,005,862
3,770,000	BlueMountain Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.90%)	3.12%	^	10/22/2030	3,513,467
1,750,000	BlueMountain Ltd., Series 2015-2A-DR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.97%	^	07/18/2027	1,685,596
500,000	BlueMountain Ltd., Series 2015-3A-CR (3 Month LIBOR USD + 2.60%)	2.82%	^	04/20/2031	455,106
1,000,000	BlueMountain Ltd., Series 2016-3A-DR (3 Month LIBOR USD + 3.10%, 3.10% Floor)	3.32%	^	11/15/2030	936,648
1,000,000	BlueMountain Ltd., Series 2017-2A-C (3 Month LIBOR USD + 3.00%)	3.22%	^	10/20/2030	946,928
2,000,000	Canyon Capital Ltd., Series 2012-1RA-D (3 Month LIBOR USD + 3.00%)	3.24%	^	07/15/2030	1,945,578
2,000,000	Canyon Capital Ltd., Series 2014-1A-CR (3 Month LIBOR USD + 2.75%, 2.75% Floor)	2.96%	^	01/30/2031	1,893,885
2,000,000	Canyon Capital Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 3.65%)	3.89%	^	04/15/2029	1,995,043
10,000,000	Canyon Capital Ltd., Series 2017-1A-B (3 Month LIBOR USD + 1.70%)	1.94%	^	07/15/2030	9,975,662
2,500,000	Canyon Capital Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.14%	^	07/15/2031	2,395,650
3,000,000	Canyon Capital Ltd., Series 2020-2A-D (3 Month LIBOR USD + 3.85%, 3.85% Floor)	4.06%	^	10/15/2031	2,998,151
1,250,000	Carlyle Global Market Strategies Ltd., Series 2013-2A-DR (3 Month LIBOR USD + 2.40%)	2.62%	^	01/18/2029	1,161,469
1,500,000	Chenango Park Ltd., Series 2018-1A-C (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.24%	^	04/15/2030	1,461,346
1,000,000	Crown Point Ltd., Series 2020-9A-B (3 Month LIBOR USD + 2.69%, 2.69% Floor)	2.92%	^	07/14/2032	1,005,483
1,750,000	Dryden Senior Loan Fund, Series 2012-25A-CRR (3 Month LIBOR USD + 1.85%)	2.09%	^	10/15/2027	1,719,822
2,500,000	Dryden Senior Loan Fund, Series 2013-28A-B1LR (3 Month LIBOR USD + 3.15%)	3.37%	^	08/15/2030	2,512,600
3,900,000	Dryden Senior Loan Fund, Series 2014-33A-DR3 (3 Month LIBOR USD + 3.65%, 3.65% Floor)	3.89%	^	04/15/2029	3,902,216
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-DR (3 Month LIBOR USD + 2.50%, 2.50% Floor)	2.74%	^	01/15/2031	2,889,535
1,000,000	Dryden Senior Loan Fund, Series 2016-45A-DR (3 Month LIBOR USD + 3.15%, 3.15% Floor)	3.39%	^	10/15/2030	984,987
1,000,000	Dryden Senior Loan Fund, Series 2017-50A-D (3 Month LIBOR USD + 3.25%, 3.25% Floor)	3.49%	^	07/15/2030	1,001,256
5,500,000	GoldenTree Loan Management Ltd., Series 2017-2A-D (3 Month LIBOR USD + 2.65%)	2.87%	^	11/28/2030	5,407,414
2,500,000	GoldenTree Loan Opportunities Ltd., Series 2016-12A-DR (3 Month LIBOR USD + 2.90%)	3.11%	^	07/21/2030	2,423,358
1,500,000	Greenwood Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.50%)	2.74%	^	04/15/2031	1,465,631
250,000	Halcyon Loan Advisors Funding Ltd., Series 2013-2A-C (3 Month LIBOR USD + 2.70%)	2.91%	^	08/01/2025	249,735
261,539	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D (3 Month LIBOR USD + 5.00%)	5.22%	^Þ	04/28/2025	52,544
500,000	Halcyon Loan Advisors Funding Ltd., Series 2018-1A-A2 (3 Month LIBOR USD + 1.80%, 1.80% Floor)	2.02%	^	07/21/2031	491,315
2,000,000	Hayfin Kingsland Ltd., Series 2018-8A-B (3 Month LIBOR USD + 1.48%, 1.48% Floor)	1.70%	^	04/20/2031	1,967,778
2,000,000	Highbridge Loan Management Ltd., Series 2013-2A-CR (3 Month LIBOR USD + 2.90%)	3.12%	^	10/20/2029	1,848,775
1,500,000	HPS Loan Management Ltd., Series 13A-18-D (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.24%	^	10/15/2030	1,454,317
3,175,000	LCM LP, Series 14A-DR (3 Month LIBOR USD + 2.75%)	2.97%	^	07/20/2031	2,943,541
1,250,000	LCM LP, Series 19A-E2 (3 Month LIBOR USD + 5.70%, 5.70% Floor)	5.94%	^Þ	07/15/2027	1,155,921
2,000,000	LCM LP, Series 20A-DR (3 Month LIBOR USD + 2.80%)	3.02%	^	10/20/2027	1,900,902
5,000,000	LCM Ltd., Series 26A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	2.72%	^	01/20/2031	4,655,982
1,500,000	LCM Ltd., Series 27A-D (3 Month LIBOR USD + 2.95%)	3.18%	^	07/16/2031	1,418,172
1,000,000	Madison Park Funding Ltd., Series 2014-15A-CR (3 Month LIBOR USD + 3.45%)	3.67%	^	01/27/2026	999,765
2,500,000	Madison Park Funding Ltd., Series 2014-15A-DR (3 Month LIBOR USD + 5.44%)	5.66%	^	01/27/2026	2,471,133
1,000,000	Madison Park Funding Ltd., Series 2015-16A-D (3 Month LIBOR USD + 5.50%)	5.72%	^	04/20/2026	978,663
4,500,000	Madison Park Funding Ltd., Series 2015-18A-BR (3 Month LIBOR USD + 1.60%)	1.81%	^	10/21/2030	4,488,886
500,000	Madison Park Funding Ltd., Series 2015-18A-DR (3 Month LIBOR USD + 2.95%)	3.16%	^	10/21/2030	489,410
3,000,000	Madison Park Funding Ltd., Series 2017-25A-C (3 Month LIBOR USD + 3.60%)	3.81%	^	04/25/2029	3,000,905
1,000,000	Madison Park Funding Ltd., Series 2018-30A-D (3 Month LIBOR USD + 2.50%, 2.50% Floor)	2.74%	^	04/15/2029	955,863
3,500,000	Magnetite Ltd., Series 2018-20A-D (3 Month LIBOR USD + 2.50%)	2.72%	^	04/20/2031	3,340,210
1,000,000	Marathon Ltd., Series 2017-9A-A2 (3 Month LIBOR USD + 1.75%)	1.99%	^	04/15/2029	984,021
6,500,000	Marble Point Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.15%)	2.36%	^	07/23/2032	6,509,734
1,550,000	Midocean Credit, Series 2016-5A-B1R (3 Month LIBOR USD + 1.60%)	1.82%	^	07/19/2028	1,527,753
1,000,000	Myers Park Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.27%	^	10/20/2030	978,284
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2016-21A-DR (3 Month LIBOR USD + 2.40%, 2.40% Floor)	2.62%	^	04/20/2027	966,131
4,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-D (3 Month LIBOR USD + 2.50%)	2.74%	^	01/15/2028	3,905,046
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2017-25A-D (3 Month LIBOR USD + 3.25%)	3.47%	^	10/18/2029	1,501,889
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-26A-D (3 Month LIBOR USD + 2.65%, 2.65% Floor)	2.87%	^	10/18/2030	984,329
1,500,000	Neuberger Berman Loan Advisers Ltd., Series 2018-28A-D (3 Month LIBOR USD + 2.85%)	3.07%	^	04/20/2030	1,474,838
1,000,000	Neuberger Berman Loan Advisers Ltd., Series 2020-38A-D (3 Month LIBOR USD + 3.75%, 3.75% Floor)	3.98%	^	10/20/2032	997,510
1,500,000	Ocean Trails, Series 2020-10A-C (3 Month LIBOR USD + 3.20%, 3.20% Floor)	3.39%	^	10/15/2031	1,499,676
4,500,000	Octagon Investment Partners Ltd., Series 2012-1A-CR (3 Month LIBOR USD + 4.00%)	4.24%	^	07/15/2029	4,497,038
500,000	Octagon Investment Partners Ltd., Series 2014-1A-CRR (3 Month LIBOR USD + 3.95%, 3.95% Floor)	4.17%	^	02/14/2031	500,001
2,500,000	Octagon Investment Partners Ltd., Series 2017-1A-C (3 Month LIBOR USD + 3.50%)	3.72%	^	03/17/2030	2,503,147
2,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.70%)	3.92%	^	07/20/2030	2,002,588
1,250,000	Octagon Investment Partners Ltd., Series 2017-1A-D (3 Month LIBOR USD + 6.20%)	6.42%	^	03/17/2030	1,202,069
4,000,000	Octagon Investment Partners Ltd., Series 2018-1A-C (3 Month LIBOR USD + 2.60%, 2.60% Floor)	2.82%	^	01/20/2031	3,710,914
3,000,000	Octagon Investment Partners Ltd., Series 2018-2A-C (3 Month LIBOR USD + 2.85%)	3.06%	^	07/25/2030	2,889,857
1,000,000	OHA Credit Funding Ltd., Series 2018-1A-D (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.27%	^	10/20/2030	978,521
3,000,000	RRAM Ltd., Series 2018-4A-C (3 Month LIBOR USD + 2.95%)	3.19%	^	04/15/2030	2,909,630
5,000,000	Sound Point Ltd., Series 2020-2A-D (3 Month LIBOR USD + 4.00%, 4.00% Floor)	4.24%	^	10/25/2031	5,009,473
5,000,000	Steele Creek Ltd., Series 2019-2A-B (3 Month LIBOR USD + 2.25%, 2.25% Floor)	2.49%	^	07/15/2032	5,001,543
3,500,000	Stewart Park Ltd., Series 2015-1A-DR (3 Month LIBOR USD + 2.60%, 2.60% Floor)	2.84%	^	01/15/2030	3,348,036
1,500,000	Symphony Ltd., Series 2015-16A-DR (3 Month LIBOR USD + 3.05%, 3.05% Floor)	3.29%	^	10/15/2031	1,453,477
1,000,000	Symphony Ltd., Series 2016-17A-DR (3 Month LIBOR USD + 2.65%)	2.89%	^	04/15/2028	980,965
3,000,000	Thacher Park Ltd., Series 2014-1A-D1R (3 Month LIBOR USD + 3.40%)	3.62%	^	10/20/2026	3,007,717
1,500,000	TIAA Ltd., Series 2017-2A-B (3 Month LIBOR USD + 1.50%)	1.73%	^	01/16/2031	1,488,855
6,000,000	Trimaran CAVU LLC, Series 2019-1A-B (3 Month LIBOR USD + 2.20%, 2.20% Floor)	2.42%	^	07/20/2032	6,013,522
500,000	Vibrant Ltd., Series 2015-3A-A2RR (3 Month LIBOR USD + 1.85%)	2.07%	^	10/20/2031	497,093
3,900,000	Voya Ltd., Series 2013-1A-CR (3 Month LIBOR USD + 2.95%)	3.19%	^	10/15/2030	3,652,832
1,500,000	Voya Ltd., Series 2017-3A-C (3 Month LIBOR USD + 3.55%)	3.77%	^	07/20/2030	1,476,893
1,000,000	Westcott Park Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 3.25%)	3.47%	^	07/20/2028	997,502
2,000,000	Wind River Ltd., Series 2013-2A-E1R (3 Month LIBOR USD + 6.75%)	6.97%	^	10/18/2030	1,864,050
2,000,000	Wind River Ltd., Series 2014-1A-DRR (3 Month LIBOR USD + 3.00%, 3.00% Floor)	3.22%	^	07/18/2031	1,836,536
4,000,000	Wind River Ltd., Series 2014-2A-DR (3 Month LIBOR USD + 2.90%, 2.90% Floor)	3.14%	^	01/15/2031	3,643,235
2,000,000	Wind River Ltd., Series 2014-2A-ER (3 Month LIBOR USD + 5.75%, 5.75% Floor)	5.99%	^	01/15/2031	1,669,209
7,975,000	Wind River Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 5.55%)	5.79%	^	10/15/2027	7,517,363
3,500,000	Wind River Ltd., Series 2016-1A-DR (3 Month LIBOR USD + 2.85%)	3.09%	^	07/15/2028	3,346,794
2,000,000	Wind River Ltd., Series 2017-1A-D (3 Month LIBOR USD + 3.75%)	3.97%	^	04/18/2029	1,977,191
1,750,000	Wind River Ltd., Series 2017-1A-E (3 Month LIBOR USD + 6.42%)	6.64%	^	04/18/2029	1,702,242
1,500,000	Wind River Ltd., Series 2017-4A-D (3 Month LIBOR USD + 2.65%)	2.87%	^	11/20/2030	1,442,818
1,500,000	Wind River Ltd., Series 2018-1A-D (3 Month LIBOR USD + 2.90%)	3.14%	^	07/15/2030	1,422,270
3,500,000	Wind River Ltd., Series 2018-2A-D (3 Month LIBOR USD + 3.00%)	3.24%	^	07/15/2030	3,376,257
2,500,000	York Ltd., Series 2019-1A-B (3 Month LIBOR USD + 2.05%)	2.27%	^	07/22/2032	2,504,767

Total Collateralized Loan Obligations (Cost $233,915,862)					227,839,131

Foreign Corporate Bonds - 11.0%
969,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	991,737
500,000	AES Andres B.V.	7.95%	^	05/11/2026	518,125
2,200,000	AES Dominicana	7.95%		05/11/2026	2,279,750
600,000	AES Gener S.A.	5.00%		07/14/2025	636,000
200,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%	^	10/07/2079	220,250
600,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	660,750
500,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	556,250
1,800,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	2,002,500
400,000	AES Panama Generation Holdings SRL	4.38%	^	05/31/2030	433,260
400,000	Altice Financing S.A.	5.00%	^	01/15/2028	410,380
415,000	Altice France S.A.	7.38%	^	05/01/2026	437,306
200,000	Altice France S.A.	6.00%	^	02/15/2028	202,917
400,000	ARD Finance S.A. (PIK 7.25%)	6.50%	^	06/30/2027	427,500
200,000	Avation Capital S.A.	6.50%	^	05/15/2021	146,725
300,000	Baidu, Inc.	1.72%		04/09/2026	304,765
200,000	Baidu, Inc.	3.43%		04/07/2030	221,716
800,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	872,208
550,000	Banco Continental SAECA	2.75%	^	12/10/2025	548,625
350,000	Banco de Credito del Peru (3 Month LIBOR USD + 7.04%)	6.13%		04/24/2027	371,441
400,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%	^	07/01/2030	410,004
600,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%		07/01/2030	615,006
200,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	209,500
650,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	680,875
300,000	Banco GNB Sudameris S.A. (5 Year CMT Rate + 4.56%)	6.50%		04/03/2027	305,568
1,250,000	Banco Internacional del Peru SAA Interbank (1 Year CMT Rate + 3.71%)	4.00%		07/08/2030	1,296,875
1,000,000	Banco Latinoamericano de Comercio Exterior S.A.	2.38%	^	09/14/2025	1,025,010
1,500,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	1,301,265
200,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	^	11/04/2026	173,502
1,400,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	†	01/10/2028	1,590,764
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50%	†	06/27/2029	226,250
200,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50%	^†	06/27/2029	226,250
400,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	423,500
200,000	Banco Nacional de Panama	2.50%	^	08/11/2030	200,500
600,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	619,680
600,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	631,506
200,000	Bangkok Bank PCL (5 Year CMT Rate + 4.73%)	5.00%	†	09/23/2025	209,610
1,100,000	Banistmo S.A.	3.65%		09/19/2022	1,131,086
200,000	Banistmo S.A.	3.65%	^	09/19/2022	205,652
300,000	BBVA Banco Continental S.A. (5 Year CMT Rate + 2.75%)	5.25%		09/22/2029	330,318
200,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	213,500
1,650,000	BBVA Colombia S.A.	4.88%		04/21/2025	1,790,679
3,150,000	BDO Unibank, Inc.	2.95%		03/06/2023	3,277,596
220,000	Bombardier, Inc.	6.00%	^	10/15/2022	216,513
265,000	Bombardier, Inc.	7.88%	^	04/15/2027	244,057
1,400,000	Braskem Finance Company (5 Year CMT Rate + 8.22%)	8.50%	^	01/23/2081	1,560,314
1,100,000	Braskem Idesa S.A.P.I.	7.45%	^	11/15/2029	1,034,000
1,300,000	Canacol Energy Ltd.	7.25%		05/03/2025	1,395,076
205,000	Cenovus Energy, Inc.	5.38%		07/15/2025	231,263
300,000	CIMB Bank BHD	3.26%		03/15/2022	308,088
1,000,000	CK Hutchison International Ltd.	2.50%	^	05/08/2030	1,056,138
800,000	CNPC Global Capital Ltd.	1.13%		06/23/2023	801,349
400,000	Cosan Overseas Ltd.	8.25%		11/29/2049	412,504
1,000,000	Credito Real S.A.B. de C.V.	9.50%	^	02/07/2026	1,087,510
1,650,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	†	11/29/2022	1,596,392
1,550,000	CSN Islands Corporation	7.00%	†	03/23/2021	1,539,809
400,000	DBS Group Holdings Ltd. (5 Year Mid Swap Rate USD + 1.59%)	4.52%		12/11/2028	438,082
2,600,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	2,629,809
328,365	Digicel Group Ltd. (PIK 7.00%)	7.00%	^†	01/19/2021	91,942
307,445	Digicel Group Ltd. (PIK 8.00%)	8.00%	^	04/01/2025	161,408
1,000,000	Docuformas SAPI de C.V.	10.25%	^	07/24/2024	913,760
450,000	eG Global Finance PLC	8.50%	^	10/30/2025	477,675
812,900	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	815,794
180,560	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	190,829
1,600,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	1,444,080
949,310	ENA Norte Trust	4.95%		04/25/2023	977,789
200,000	ENN Energy Holdings Ltd.	3.25%		07/24/2022	205,674
400,000	Fideicomiso P.A. Pacifico Tres	8.25%		01/15/2035	485,200
200,000	Fomento Economico Mexicano S.A.B. de C.V.	2.88%		05/10/2023	209,378
385,000	Garda World Security Corporation	8.75%	^	05/15/2025	401,599
475,000	Garda World Security Corporation	4.63%	^	02/15/2027	480,937
2,100,000	Geopark Ltd.	6.50%		09/21/2024	2,184,000
155,000	GFL Environmental, Inc.	3.75%	^	08/01/2025	158,391
385,000	GFL Environmental, Inc.	4.00%	^	08/01/2028	388,609
265,000	GFL Environmental, Inc.	3.50%	^	09/01/2028	270,687
750,000	Gilex Holding Sarl	8.50%		05/02/2023	783,289
400,000	Gilex Holding Sarl	8.50%	^	05/02/2023	417,754
700,000	Global Bank Corporation	4.50%	^	10/20/2021	715,925
1,500,000	Global Bank Corporation	4.50%		10/20/2021	1,534,125
700,000	Globo Comunicacao e Participacoes S.A.	4.88%	^	01/22/2030	749,007
2,600,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	1,774,526
200,000	Gran Tierra Energy, Inc.	7.75%	^	05/23/2027	138,002
400,000	Grupo Aval Ltd.	4.75%		09/26/2022	419,544
209,986	Grupo Idesa S.A. de C.V. (PIK 10.38%)	10.13%	^	05/22/2026	103,943
800,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	883,167
400,000	Inkia Energy Ltd.	5.88%		11/09/2027	434,124
380,000	Intelligent Packaging Ltd.	6.00%	^	09/15/2028	391,162
380,000	Intelsat Jackson Holdings S.A.	5.50%	Ω	08/01/2023	258,400
300,000	Intelsat Jackson Holdings S.A.	8.50%	^	10/15/2024	215,220
35,079	Invepar Holdings	0.00%	ΩÞ	12/30/2028	1,500
1,000,000	Inversiones CMPC S.A.	4.75%		09/15/2024	1,109,065
400,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	452,882
900,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63%	^†	02/27/2025	884,259
1,700,000	JD.com, Inc.	3.38%		01/14/2030	1,849,894
300,000	Korea East-West Power Company Ltd.	1.75%	^	05/06/2025	313,671
600,000	Korea Electric Power Corporation	1.13%	^	06/15/2025	610,450
400,000	Kronos Acquisition Holdings, Inc.	9.00%	^	08/15/2023	409,900
100,000	Kronos Acquisition Holdings, Inc.	5.00%	^	12/31/2026	104,500
80,000	Kronos Acquisition Holdings, Inc.	7.00%	^	12/31/2027	83,912
1,307,000	Latam Finance Ltd.	6.88%	Ω	04/11/2024	669,838
1,000,000	Latam Finance Ltd.	7.00%	^Ω	03/01/2026	506,750
1,032,900	LLPL Capital Pte Ltd.	6.88%	^	02/04/2039	1,222,225
2,800,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	2,858,394
330,000	Mattamy Group Corporation	4.63%	^	03/01/2030	350,368
500,000	Medco Bell Pte Ltd.	6.38%	^	01/30/2027	512,750
310,000	MEG Energy Corporation	7.13%	^	02/01/2027	320,850
1,400,000	MEGlobal Canada ULC	5.00%	^	05/18/2025	1,578,738
900,000	Minejesa Capital B.V.	4.63%		08/10/2030	972,054
1,400,000	Minejesa Capital B.V.	5.63%		08/10/2037	1,542,513
600,000	Multibank, Inc.	4.38%		11/09/2022	620,715
500,000	NongHyup Bank	1.25%	^	07/20/2025	509,835
1,200,000	ONGC Videsh Ltd.	2.88%		01/27/2022	1,217,038
200,000	ONGC Videsh Ltd.	3.75%		05/07/2023	209,565
200,000	ONGC Videsh Ltd.	4.63%		07/15/2024	219,136
1,200,000	Ooredoo International Finance Ltd.	3.25%		02/21/2023	1,257,000
200,000	Ooredoo International Finance Ltd.	3.75%		06/22/2026	224,094
1,000,000	Operadora de Servicios Mega S.A. de C.V.	8.25%	^	02/11/2025	1,044,375
400,000	Oversea-Chinese Banking Corporation Ltd.	4.25%		06/19/2024	438,720
200,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%		09/10/2030	203,327
600,000	Oversea-Chinese Banking Corporation Ltd. (5 Year CMT Rate + 1.58%)	1.83%	^	09/10/2030	609,981
1,700,000	Pampa Energia S.A.	7.50%		01/24/2027	1,511,938
150,000	Pampa Energia S.A.	9.13%		04/15/2029	132,750
705,735	Panama Metro Line SP	0.00%		12/05/2022	688,973
707,415	Panama Metro Line SP	0.00%	^	12/05/2022	690,614
415,000	Parkland Fuel Corporation	5.88%	^	07/15/2027	449,547
1,500,000	Peru LNG S.R.L.	5.38%		03/22/2030	1,340,250
200,000	POSCO	2.38%		11/12/2022	205,816
600,000	POSCO	2.38%		01/17/2023	618,960
1,700,000	POSCO	2.75%		07/15/2024	1,799,519
800,000	PSA Treasury Pte Ltd.	2.13%		09/05/2029	842,517
200,000	PTTEP Treasury Center Company Ltd.	2.59%	^	06/10/2027	209,223
2,500,000	Reliance Industries Ltd.	5.40%		02/14/2022	2,618,880
700,000	SACI Falabella	3.75%		04/30/2023	738,894
200,000	Saudi Arabian Oil Company	1.63%	^	11/24/2025	205,041
950,000	Sinopec Group Overseas Development Ltd.	2.70%	^	05/13/2030	987,286
453,500	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	514,240
150,000	Starfruit Finco B.V.	8.00%	^	10/01/2026	159,656
500,000	Stars Group Holdings B.V.	7.00%	^	07/15/2026	527,187
400,000	State Grid Overseas Investment 2016 Ltd.	1.00%		08/05/2025	397,262
400,000	State Grid Overseas Investment Ltd.	3.75%		05/02/2023	426,741
400,000	State Grid Overseas Investment Ltd.	3.13%		05/22/2023	420,820
1,726,887	Stoneway Capital Corporation	10.00%	Ω	03/01/2027	708,024
585,000	Superior Plus LP	7.00%	^	07/15/2026	626,681
200,000	Syngenta Finance N.V.	5.68%	^	04/24/2048	208,277
800,000	Syngenta Finance N.V.	5.68%		04/24/2048	833,107
200,000	Tecnoglass, Inc.	8.20%		01/31/2022	209,205
1,000,000	Telefonica Chile S.A.	3.88%		10/12/2022	1,049,385
300,000	Telesat LLC	4.88%	^	06/01/2027	311,438
3,300,000	Temasek Financial Ltd.	1.00%	^	10/06/2030	3,228,160
1,900,000	Tencent Holdings Ltd.	2.39%	^	06/03/2030	1,950,255
255,000	Tervita Corporation	11.00%	^	12/01/2025	275,224
125,000	Titan Acquisition Ltd.	7.75%	^	04/15/2026	129,688
200,000	Transelec S.A.	4.63%		07/26/2023	216,877
1,050,000	UEP Penonome II SA	6.50%	^	10/01/2038	1,096,484
400,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	384,000
3,200,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	†	01/29/2025	2,456,032
1,100,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	1,122,270
3,041,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88%	†	10/19/2023	3,166,441
1,100,000	Vedanta Resources Finance PLC	9.25%	^	04/23/2026	836,000
2,700,000	Vedanta Resources Ltd.	6.13%		08/09/2024	1,950,750
200,000	Vertical Holding Company GMBH	7.63%	^	07/15/2028	218,375
450,000	Vertical Newco, Inc.	5.25%	^	07/15/2027	477,844
400,000	Virgin Media Finance PLC	5.00%	^	07/15/2030	415,500
400,000	Woori Bank (5 Year CMT Rate + 2.66%)	4.25%	†	10/04/2024	418,658

Total Foreign Corporate Bonds (Cost $123,299,147)					123,246,633

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 1.6%
300,000	Abu Dhabi Government International Bond	0.75%	^	09/02/2023	300,945
400,000	Abu Dhabi Government International Bond	2.50%	^	04/16/2025	428,036
700,000	Abu Dhabi Government International Bond	3.13%	^	04/16/2030	791,875
2,200,000	Brazilian Government International Bond	2.88%		06/06/2025	2,293,522
400,000	Indonesia Government International Bond	3.38%		04/15/2023	425,003
700,000	Panama Government International Bond	4.00%		09/22/2024	776,125
600,000	Peruvian Government International Bond	2.39%		01/23/2026	641,106
2,250,000	Peruvian Government International Bond	2.78%		01/23/2031	2,474,460
800,000	Philippine Government International Bond	2.46%		05/05/2030	865,032
1,100,000	Philippine Government International Bond	1.65%		06/10/2031	1,116,502
400,000	Philippine Government International Bond	2.95%		05/05/2045	423,243
700,000	Qatar Government International Bond	3.88%		04/23/2023	753,165
1,800,000	Qatar Government International Bond	3.38%		03/14/2024	1,952,100
1,800,000	Saudi Government International Bond	2.38%		10/26/2021	1,828,948
800,000	Saudi Government International Bond	2.88%		03/04/2023	838,688
1,750,000	Saudi Government International Bond	2.90%	^	10/22/2025	1,888,644

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $17,015,769)					17,797,394

Non-Agency Commercial Mortgage Backed Obligations - 14.4%
689,000	20 Times Square Trust, Series 2018-20TS-F	3.10%	#^	05/15/2035	659,210
658,000	20 Times Square Trust, Series 2018-20TS-G	3.10%	#^	05/15/2035	597,026
30,923,937	Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1-XA	0.97%	#^I/O	05/15/2053	2,266,446
1,000,000	Arbor Realty Ltd., Series 2019-FL1-B (1 Month LIBOR USD + 1.70%)	1.86%	^	05/15/2037	982,575
1,216,000	Arbor Realty Ltd., Series 2020-FL1-B (1 Month LIBOR USD + 1.80%, 1.80% Floor)	1.96%	^	02/15/2035	1,196,020
1,017,000	AREIT Trust, Series 2019-CRE3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.80%	^	09/14/2036	973,966
1,532,000	Atrium Hotel Portfolio Trust, Series 2017-ATRM-E (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.21%	^	12/15/2036	1,130,502
1,898,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E (1 Month LIBOR USD + 3.40%, 3.40% Floor)	3.56%	^	06/15/2035	1,672,265
1,399,000	Bancorp Commercial Mortgage Trust, Series 2019-CRE5-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.51%	^	03/15/2036	1,333,426
11,701,167	BANK, Series 2017-BNK5-XA	1.07%	#I/O	06/15/2060	542,069
60,863,918	BANK, Series 2018-BN11-XA	0.48%	#I/O	03/15/2061	1,830,464
465,000	Barclays Commercial Mortgage Securities LLC, Series 2017-DELC-F (1 Month LIBOR USD + 3.50%, 3.50% Floor)	3.66%	^	08/15/2036	426,092
240,000	BBCMS Mortgage Trust, Series 2018-CBM-D (1 Month LIBOR USD + 2.39%, 2.39% Floor)	2.55%	^	07/15/2037	218,514
1,958,000	BBCMS Mortgage Trust, Series 2018-CBM-E (1 Month LIBOR USD + 3.55%, 3.55% Floor)	3.71%	^	07/15/2037	1,775,197
956,000	BBCMS Mortgage Trust, Series 2018-TALL-E (1 Month LIBOR USD + 2.44%, 2.44% Floor)	2.60%	^	03/15/2037	911,359
1,675,000	BBCMS Mortgage Trust, Series 2019-BWAY-E (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.01%	^	11/15/2034	1,480,169
1,430,000	BB-UBS Trust, Series 2012-TFT-TE	3.56%	#^Þ	06/05/2030	1,253,323
1,216,000	BDS Ltd., Series 2019-FL4-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.90%	^	08/15/2036	1,193,119
1,678,000	BFLD, Series 2019-DPLO-F (1 Month LIBOR USD + 2.54%, 2.54% Floor)	2.70%	^	10/15/2034	1,509,784
1,781,000	BHMS Trust, Series 2018-ATLS-C (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	07/15/2035	1,682,891
1,661,100	BHP Trust, Series 2019-BXHP-D (1 Month LIBOR USD + 1.77%, 1.77% Floor)	1.93%	^	08/15/2036	1,601,004
925,000	Bsprt Issuer Ltd., Series 2018-FL4-D (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.91%	^	09/15/2035	885,932
487,000	BX Commercial Mortgage Trust, Series 2018-BIOA-D (1 Month LIBOR USD + 1.32%, 1.35% Floor)	1.48%	^	03/15/2037	488,236
2,000,000	BX Commercial Mortgage Trust, Series 2019-IMC-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	04/15/2034	1,877,869
2,229,000	BX Commercial Mortgage Trust, Series 2019-IMC-F (1 Month LIBOR USD + 2.90%, 2.90% Floor)	3.06%	^	04/15/2034	2,001,437
458,122	BX Trust, Series 2017-APPL-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	07/15/2034	455,434
289,799	BX Trust, Series 2017-SLCT-D (1 Month LIBOR USD + 2.05%, 2.05% Floor)	2.21%	^	07/15/2034	287,803
710,600	BX Trust, Series 2017-SLCT-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	07/15/2034	704,694
611,000	BX Trust, Series 2018-GW-E (1 Month LIBOR USD + 1.97%, 1.97% Floor)	2.13%	^	05/15/2035	582,546
530,000	BX Trust, Series 2018-GW-F (1 Month LIBOR USD + 2.42%, 2.42% Floor)	2.58%	^	05/15/2035	500,383
367,000	BX Trust, Series 2018-GW-G (1 Month LIBOR USD + 2.92%, 2.92% Floor)	3.08%	^	05/15/2035	336,329
2,250,000	BX Trust, Series 2019-CALM-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.16%	^	11/15/2032	2,157,758
2,360,189	BX Trust, Series 2019-MMP-E (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	08/15/2036	2,296,323
2,115,000	Carbon Capital Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.01%	^	10/15/2035	1,872,524
9,379,698	CD Commercial Mortgage Trust, Series 2017-CD3-XA	1.01%	#I/O	02/10/2050	456,076
4,367,534	CFCRE Commercial Mortgage Trust, Series 2016-C4-XA	1.67%	#I/O	05/10/2058	299,686
9,221,436	CFCRE Commercial Mortgage Trust, Series 2017-C8-XA	1.60%	#I/O	06/15/2050	650,276
22,058,000	CFCRE Commercial Mortgage Trust, Series 2018-TAN-X	1.63%	#^I/O	02/15/2033	646,677
454,031	CGDBB Commercial Mortgage Trust, Series 2017-BIOC-E (1 Month LIBOR USD + 2.15%, 2.25% Floor)	2.31%	^	07/15/2032	453,536
212,000	CHT Mortgage Trust, Series 2017-CSMO-F (1 Month LIBOR USD + 3.74%, 3.74% Floor)	3.90%	^	11/15/2036	204,758
1,724,965	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XA	0.99%	#I/O	10/10/2047	53,289
90,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42%	#^	02/10/2048	80,568
2,474,590	Citigroup Commercial Mortgage Trust, Series 2016-P4-XA	1.96%	#I/O	07/10/2049	190,095
530,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-E (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.96%	^	12/15/2036	472,014
1,040,000	Citigroup Commercial Mortgage Trust, Series 2018-TBR-F (1 Month LIBOR USD + 3.65%, 3.65% Floor)	3.81%	^	12/15/2036	908,215
2,051,000	Citigroup Commercial Mortgage Trust, Series 2019-SST2-E (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.16%	^	12/15/2036	2,034,750
1,216,000	CLNC Ltd., Series 2019-FL1-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.05%	^	08/20/2035	1,197,416
2,464,533	Commercial Mortgage Pass-Through Certificates, Series 2013-CR10-XA	0.66%	#I/O	08/10/2046	36,936
990,931	Commercial Mortgage Pass-Through Certificates, Series 2014-CR17-XA	0.97%	#I/O	05/10/2047	25,421
11,802,512	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-XA	0.83%	#I/O	08/10/2048	381,019
7,089,585	Commercial Mortgage Pass-Through Certificates, Series 2015-CR27-XA	0.94%	#I/O	10/10/2048	263,446
1,227,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-C	4.31%	#	02/10/2048	1,195,958
2,027,205	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-XA	1.02%	#I/O	02/10/2048	62,492
815,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-C	4.33%	#	07/10/2048	817,046
10,570,667	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-XA	0.69%	#I/O	07/10/2048	274,209
406,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC23-C	4.62%	#	10/10/2048	417,967
3,439,579	Commercial Mortgage Pass-Through Certificates, Series 2016-DC2-XA	0.98%	#I/O	02/10/2049	136,291
2,228,000	Commercial Mortgage Pass-Through Certificates, Series 2018-HCLV-D (1 Month LIBOR USD + 2.18%, 2.18% Floor)	2.34%	^	09/15/2033	1,993,925
174,000	Commercial Mortgage Trust, Series 2016-GCT-D	3.46%	#^	08/10/2029	174,518
2,692	Credit Suisse Commercial Mortgage Trust, Series 2007-C1-AM	5.42%		02/15/2040	2,686
1,974,822	Credit Suisse Mortgage Capital Certificates, Series 2014-USA-X1	0.54%	#^I/O	09/15/2037	39,167
2,134,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4-F (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.81%	^	05/15/2036	2,115,115
2,388,123	CSAIL Commercial Mortgage Trust, Series 2015-C1-XA	0.83%	#I/O	04/15/2050	66,038
45,249,126	CSAIL Commercial Mortgage Trust, Series 2018-CX12-XA	0.61%	#I/O	08/15/2051	1,670,607
1,084,000	CSMC Trust, Series 2017-CHOP-E (1 Month LIBOR USD + 3.30%, 3.30% Floor)	3.46%	^	07/15/2032	882,671
2,477,000	CSMC Trust, Series 2020-FACT-D (1 Month LIBOR USD + 3.71%, 3.71% Floor)	3.87%	^	10/15/2037	2,499,571
1,898,000	DBGS Mortgage Trust, Series 2018-5BP-F (1 Month LIBOR USD + 2.45%, 2.45% Floor)	2.61%	^	06/15/2033	1,749,107
1,980,649	DBGS Mortgage Trust, Series 2018-BIOD-F (1 Month LIBOR USD + 2.00%, 2.00% Floor)	2.16%	^	05/15/2035	1,979,784
1,216,000	Exantas Capital Corporation Ltd., Series 2020-RSO8-B (1 Month LIBOR USD + 1.75%, 1.75% Floor)	1.90%	^	03/15/2035	1,207,880
2,264,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU-G	3.96%	#^	12/10/2036	2,146,739
699,936	FREMF Mortgage Trust, Series 2015-KF08-B (1 Month LIBOR USD + 4.85%, 4.85% Floor)	5.00%	^	02/25/2022	694,312
699,992	FREMF Mortgage Trust, Series 2016-KF18-B (1 Month LIBOR USD + 5.50%, 5.50% Floor)	5.65%	^	05/25/2026	702,147
107,692	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.20%	^	07/25/2023	109,517
664,851	FREMF Mortgage Trust, Series 2017-KF27-B (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.50%	^	12/25/2026	665,268
700,003	FREMF Mortgage Trust, Series 2017-KF28-B (1 Month LIBOR USD + 4.00%, 4.00% Floor)	4.15%	^	01/25/2024	701,581
700,066	FREMF Mortgage Trust, Series 2017-KF30-B (1 Month LIBOR USD + 3.25%, 3.25% Floor)	3.40%	^	03/25/2027	701,023
1,405,071	FREMF Mortgage Trust, Series 2018-KF49-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.05%	^	06/25/2025	1,354,020
100,000	Grace Mortgage Trust, Series 2014-GRCE-A	3.37%	^	06/10/2028	99,994
2,488,000	Great Wolf Trust, Series 2019-WOLF-F (1 Month LIBOR USD + 3.13%, 3.13% Floor)	3.29%	^	12/15/2036	2,212,741
1,216,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-B (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.76%	^	09/15/2037	1,206,634
2,370,000	Greystone Commercial Real Estate Notes, Series 2019-FL2-D (1 Month LIBOR USD + 2.40%, 2.40% Floor)	2.56%	^	09/15/2037	2,283,858
2,457,718	GS Mortgage Securities Corporation Trust, Series 2013-GC10-XA	1.49%	#I/O	02/10/2046	67,383
7,951,077	GS Mortgage Securities Corporation Trust, Series 2014-GC24-XA	0.73%	#I/O	09/10/2047	176,970
165,000	GS Mortgage Securities Corporation Trust, Series 2014-GC26-D	4.51%	#^	11/10/2047	124,037
7,141,140	GS Mortgage Securities Corporation Trust, Series 2015-GS1-XA	0.76%	#I/O	11/10/2048	231,509
5,583,350	GS Mortgage Securities Corporation Trust, Series 2016-GS2-XA	1.75%	#I/O	05/10/2049	425,978
850,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-E (1 Month LIBOR USD + 2.10%, 2.10% Floor)	2.26%	^	07/15/2031	799,854
850,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-F (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.96%	^	07/15/2031	785,891
850,000	GS Mortgage Securities Corporation Trust, Series 2018-TWR-G (1 Month LIBOR USD + 3.92%, 3.98% Floor)	4.08%	^	07/15/2031	726,478
169,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSA	4.90%	#^	03/10/2033	169,824
336,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSB	4.90%	#^	03/10/2033	332,976
457,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSC	4.90%	#^	03/10/2033	438,690
442,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSD	4.90%	#^	03/10/2033	408,193
553,000	GS Mortgage Securities Corporation Trust, Series 2018-GS10-WLSE	4.90%	#^	03/10/2033	493,938
1,509,000	GS Mortgage Securities Corporation Trust, Series 2018-RIVR-E (1 Month LIBOR USD + 1.55%, 1.55% Floor)	1.71%	^	07/15/2035	1,320,089
725,000	GS Mortgage Securities Corporation Trust, Series 2019-SMP-E (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.76%	^	08/15/2032	659,018
2,302,000	GS Mortgage Securities Corporation Trust, Series 2019-SOHO-E (1 Month LIBOR USD + 1.87%, 1.88% Floor)	2.03%	^	06/15/2036	2,168,375
2,377,000	GSCG Trust, Series 2019-600C-E	3.99%	#^	09/06/2034	2,331,290
433,000	Hilton Orlando Trust, Series 2018-ORL-E (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.81%	^	12/15/2034	405,545
1,853,232	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	11/15/2036	1,681,912
1,263,000	Hunt Ltd., Series 2017-FL1-C (1 Month LIBOR USD + 2.40%)	2.56%	^	08/15/2034	1,221,469
502,484	IMT Trust, Series 2017-APTS-EFL (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.31%	^	06/15/2034	493,777
502,484	IMT Trust, Series 2017-APTS-FFL (1 Month LIBOR USD + 2.85%, 2.85% Floor)	3.01%	^	06/15/2034	467,594
2,427,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-C20-B	4.40%	#	07/15/2047	2,596,810
49,966	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2017-FL10-D (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	06/15/2032	49,815
504,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-C (1 Month LIBOR USD + 1.60%, 1.60% Floor)	1.76%	^	06/15/2032	490,784
200,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-D (1 Month LIBOR USD + 2.10%, 2.30% Floor)	2.30%	^	06/15/2032	193,895
64,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-LAQ-E (1 Month LIBOR USD + 3.00%, 3.35% Floor)	3.35%	^	06/15/2035	61,495
2,555,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2019-MFP-F (1 Month LIBOR USD + 3.00%, 3.00% Floor)	3.16%	^	07/15/2036	2,384,082
125,864	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	111,390
5,770,365	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4-XA	0.68%	#I/O	12/15/2049	152,047
1,431,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	1,308,315
1,957,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	1,923,244
766,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-C	4.34%	^	05/05/2032	770,085
784,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-D	4.45%	#^	05/05/2032	782,325
915,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-E	4.45%	#^	05/05/2032	883,734
960,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-F	4.45%	#^	05/05/2032	899,815
1,049,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-UES-G	4.45%	#^	05/05/2032	930,555
1,685,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN-EFX	3.97%	^	01/16/2037	1,629,738
1,627,033	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18-XA	0.81%	#I/O	02/15/2047	32,688
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23-C	4.47%	#	09/15/2047	102,160
150,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25-C	4.45%	#	11/15/2047	148,587
425,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-C	4.38%	#	01/15/2048	446,025
2,134,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C28-B	3.99%		10/15/2048	2,278,729
1,115,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-C	4.20%	#	05/15/2048	1,098,627
4,356,370	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29-XA	0.65%	#I/O	05/15/2048	106,677
4,940,285	JPMBB Commercial Mortgage Securities Trust, Series 2015-C31-XA	0.83%	#I/O	08/15/2048	162,278
470,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33-C	4.61%	#	12/15/2048	504,554
2,532,000	LCCM, Series 2017-LC26-C	4.71%	^	07/12/2050	2,487,234
1,216,000	LoanCore Issuer Ltd., Series 2019-CRE2-B (1 Month LIBOR USD + 1.70%, 1.70% Floor)	1.86%	^	05/15/2036	1,188,708
3,440,482	LSTAR Commercial Mortgage Trust, Series 2016-4-XA	1.77%	#^I/O	03/10/2049	168,382
15,216,641	LSTAR Commercial Mortgage Trust, Series 2017-5-X	0.99%	#^I/O	03/10/2050	475,719
2,538,000	MFT Trust, Series 2020-ABC-D	3.48%	#^	02/10/2042	2,398,526
2,500,000	MKT Mortgage Trust, Series 2020-525M-F	2.94%	#^	02/12/2040	2,307,593
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.52%	#	10/15/2047	103,438
360,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23-C	4.14%	#	07/15/2050	378,615
274,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27-C	4.52%	#	12/15/2047	284,610
1,200,000	Morgan Stanley Capital Trust, Series 2011-C1-D	5.56%	#^	09/15/2047	1,200,699
393,000	Morgan Stanley Capital Trust, Series 2017-ASHF-D (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.36%	^	11/15/2034	351,764
590,000	Morgan Stanley Capital Trust, Series 2017-ASHF-E (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.31%	^	11/15/2034	518,506
284,000	Morgan Stanley Capital Trust, Series 2017-ASHF-F (1 Month LIBOR USD + 4.35%, 4.35% Floor)	4.51%	^	11/15/2034	236,227
561,000	Morgan Stanley Capital Trust, Series 2018-SUN-D (1 Month LIBOR USD + 1.65%, 1.65% Floor)	1.81%	^	07/15/2035	541,829
837,000	Morgan Stanley Capital Trust, Series 2018-SUN-F (1 Month LIBOR USD + 2.55%, 2.55% Floor)	2.71%	^	07/15/2035	793,023
561,000	Morgan Stanley Capital Trust, Series 2018-SUN-G (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.21%	^	07/15/2035	523,186
2,489,000	Morgan Stanley Capital Trust, Series 2019-NUGS-F (1 Month LIBOR USD + 2.84%, 4.34% Floor)	4.34%	^	12/15/2036	2,242,236
935,654	Motel 6 Trust, Series 2017-MTL6-D (1 Month LIBOR USD + 2.15%, 2.15% Floor)	2.31%	^	08/15/2034	928,247
1,957,170	Motel 6 Trust, Series 2017-MTL6-F (1 Month LIBOR USD + 4.25%, 4.25% Floor)	4.41%	^	08/15/2034	1,928,597
2,500,000	MSCG Trust, Series 2018-SELF-F (1 Month LIBOR USD + 3.05%, 3.05% Floor)	3.21%	^	10/15/2037	2,452,566
1,919,000	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-C (1 Month LIBOR USD + 2.20%, 2.20% Floor)	2.34%	^	06/15/2035	1,717,123
24,816,848	Natixis Commercial Mortgage Securities Trust, Series 2018-FL1-XCP	0.12%	#^I/O	06/15/2021	248
1,183,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ1	3.50%	#^	01/15/2037	1,178,884
685,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ2	3.50%	#^	01/15/2037	663,302
639,000	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-AMZ3	3.50%	#^	01/15/2037	598,341
1,611,300	Natixis Commercial Mortgage Securities Trust, Series 2020-2PAC-MSK1	3.25%	#^	12/15/2036	1,584,574
1,216,000	NLY Commercial Mortgage Trust, Series 2019-FL2-B (1 Month LIBOR USD + 1.90%, 1.90% Floor)	2.06%	^	02/15/2036	1,202,166
2,521,000	One Market Plaza Trust, Series 2017-1MKT-E	4.14%	^	02/10/2032	2,569,136
1,573,000	STWD Ltd., Series 2019-FL1-D (1 Month LIBOR USD + 2.35%, 2.35% Floor)	2.51%	^	07/15/2038	1,543,237
1,283,167	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	3.33%	^	11/11/2034	1,190,802
1,097,000	UBS Commercial Mortgage Trust, Series 2018-C8-C	4.70%	#	02/15/2051	1,107,725
15,777,122	UBS Commercial Mortgage Trust, Series 2018-C8-XA	0.87%	#I/O	02/15/2051	790,487
1,373,963	VMC Finance LLC, Series 2019-FL3-D (1 Month LIBOR USD + 2.65%, 2.65% Floor)	2.80%	^	09/15/2036	1,281,312
150,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-D	3.94%	^	08/15/2050	78,112
100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C27-C	3.89%		02/15/2048	93,020
400,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28-C	4.09%	#	05/15/2048	408,322
10,055,104	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-XA	0.89%	#I/O	09/15/2058	352,365
5,370,626	Wells Fargo Commercial Mortgage Trust, Series 2015-C31-XA	0.98%	#I/O	11/15/2048	218,223
2,143,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC20-B	3.72%		04/15/2050	2,292,481
2,045,922	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1-XA	1.10%	#I/O	05/15/2048	75,598
7,039,179	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2-XA	0.66%	#I/O	07/15/2058	179,980
2,158,503	Wells Fargo Commercial Mortgage Trust, Series 2016-C33-XA	1.62%	#I/O	03/15/2059	145,387
4,849,065	Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6-XA	1.61%	#I/O	11/15/2049	280,929
14,986,470	Wells Fargo Commercial Mortgage Trust, Series 2017-C38-XA	1.04%	#I/O	07/15/2050	769,910
2,423,000	Wells Fargo Commercial Mortgage Trust, Series 2017-C41-C	4.51%	#	11/15/2050	2,317,117
2,990,600	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-XA	1.49%	#I/O	01/15/2060	188,483
2,267,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C47-C	4.94%	#	09/15/2061	2,321,888
3,260,488	WF-RBS Commercial Mortgage Trust, Series 2014-C21-XA	1.03%	#I/O	08/15/2047	94,529

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $171,362,773)					160,932,363

Non-Agency Residential Collateralized Mortgage Obligations - 22.8%
3,952,698	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2A (1 Month LIBOR USD + 0.09%, 0.09% Floor)	0.24%		01/25/2037	2,917,476
1,604,374	ACE Securities Corporation Home Equity Loan Trust, Series 2007-HE1-A2D (1 Month LIBOR USD + 0.25%, 0.25% Floor)	0.40%		01/25/2037	1,217,989
3,070,198	Alternative Loan Trust, Series 2006-OA6-1A1A (1 Month LIBOR USD + 0.42%, 0.42% Floor)	0.57%		07/25/2046	2,801,195
1,000,000	AMSR Trust, Series 2020-SFR4-E1	2.21%	^	11/17/2037	1,006,590
8,364,402	APS Resecuritization Trust, Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	1.14%	^Δ	10/27/2046	6,482,182
3,688,562	Bayview Koitere Fund Trust, Series 2018-SBR4-A1	4.38%	^§	06/28/2033	3,761,124
1,588,913	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2-2A1	3.45%	#	07/25/2036	1,514,645
986,313	Bear Stearns Alt-A Trust, Series 2006-4-22A1	3.31%	#	08/25/2036	851,885
2,376,059	Chase Mortgage Finance Trust, Series 2007-S4-A4 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.75%		06/25/2037	755,963
6,341,249	CHL Mortgage Pass-Through Trust, Series 2007-14-A19	6.00%		09/25/2037	4,971,848
4,657,247	CHL Mortgage Pass-Through Trust, Series 2007-9-A13	5.75%		07/25/2037	3,543,370
8,688,000	CHL Mortgage Pass-Through Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.75%)	2.90%	^	05/25/2023	8,581,236
13,420,000	CIM Trust, Series 2017-3RR-B2	10.69%	#^Þ	01/27/2057	12,808,906
1,004,418	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A10	5.75%		05/25/2037	996,929
360,959	Countrywide Alternative Loan Trust, Series 2005-75CB-A3	5.50%		01/25/2036	319,346
596,420	Countrywide Alternative Loan Trust, Series 2006-23CB-2A2	6.50%		08/25/2036	330,223
398,197	Countrywide Alternative Loan Trust, Series 2007-15CB-A7	6.00%		07/25/2037	337,685
575,844	Countrywide Alternative Loan Trust, Series 2008-1R-2A3	6.00%		08/25/2037	415,619
285,609	Countrywide Home Loans, Series 2005-HYB9-3A2A (12 Month LIBOR USD + 1.75%, 1.75% Floor, 11.00% Cap)	2.20%		02/20/2036	251,572
323,815	Countrywide Home Loans, Series 2007-14-A15	6.50%		09/25/2037	266,393
620,603	Countrywide Home Loans, Series 2007-HY1-1A1	3.67%	#	04/25/2037	597,902
329,821	Credit Suisse First Boston Mortgage Backed Trust, Series 2006-2-A5A	6.58%		09/25/2036	161,323
510,355	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-10-6A9	5.50%		11/25/2035	343,027
269,996	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-5A9	5.50%		10/25/2035	220,649
1,500,000	Credit Suisse Mortgage Capital Certificates, Series 2011-12R-3A5	2.51%	#^	07/27/2036	1,443,710
84,164	Credit Suisse Mortgage Capital Certificates, Series 2011-5R-6A9	3.22%	#^	11/27/2037	84,865
162,598	Deutsche Mortgage & Asset Receiving Corporation, Series 2014-RS1-1A2	6.49%	#^	07/27/2037	152,113
287,818	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	277,981
15,000,000	FMC GMSR Issuer Trust, Series 2019-GT1-A	5.07%	#^	05/25/2024	15,205,563
500,000	GCAT LLC, Series 2019-NQM3-B1	3.95%	#^	11/25/2059	509,465
13,693,692	Home Partners of America Trust, Series 2019-2-F	3.87%	^	10/19/2039	14,168,920
1,055,450	Impac Secured Assets Trust, Series 2006-5-1A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor, 11.50% Cap)	0.42%		02/25/2037	962,827
1,868,279	IndyMac Mortgage Loan Trust, Series 2006-AR19-2A1	3.28%	#	08/25/2036	1,719,390
503,632	JP Morgan Mortgage Trust, Series 2005-S3-1A2	5.75%		01/25/2036	355,789
543,978	JP Morgan Mortgage Trust, Series 2007-A2-4A1M	3.64%	#	04/25/2037	494,288
800,000	Legacy Mortgage Asset Trust 2019-GS4, Series 2018-GS3-A2	4.25%	^§	06/25/2058	801,682
800,000	Legacy Mortgage Asset Trust, Series 2018-GS2-A2	4.25%	^§	04/25/2058	801,687
138,867	Lehman Mortgage Trust, Series 2006-1-1A3	5.50%		02/25/2036	112,909
7,495,466	Lehman Trust, Series 2006-GP3-1A1 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.35%		06/25/2046	7,237,106
3,000,000	loanDepot GMSR Master Trust, Series 2018-GT1-A (1 Month LIBOR USD + 2.80%, 2.80% Floor)	2.95%	^	10/16/2023	2,918,585
106,492	MASTR Adjustable Rate Mortgages Trust, Series 2006-2-2A1	2.71%	#	04/25/2036	83,475
320,574	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A7	6.00%		03/25/2037	196,736
657,725	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF2C	6.25%		08/25/2036	426,527
21,021,227	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.29%		11/25/2037	14,517,255
112,223	Morgan Stanley Mortgage Loan Trust, Series 2005-7-4A1	5.50%		11/25/2035	95,918
345,335	Morgan Stanley Mortgage Loan Trust, Series 2006-2-7A1	5.56%	#	02/25/2036	264,792
561,318	Morgan Stanley Mortgage Loan Trust, Series 2007-8XS-A1	5.75%	#	04/25/2037	367,680
10,600,541	Morgan Stanley Resecuritization Trust, Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	1.70%	^Þ	12/26/2046	9,317,811
3,179,182	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.18%, 0.18% Floor, 12.50% Cap)	0.33%		05/25/2036	3,014,233
4,887,744	New Residential Mortgage Loan Trust, Series 2018-FNT2-B	4.09%	^	07/25/2054	4,902,899
11,854,625	NovaStar Mortgage Funding Trust Series, Series 2006-3-A2C (1 Month LIBOR USD + 0.32%, 0.32% Floor)	0.47%		10/25/2036	9,217,028
13,750,930	PMT Credit Risk Transfer Trust 2019-2R, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.90%	^	05/27/2023	13,290,448
1,484,408	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	2.85%	^	10/27/2022	1,470,760
17,600,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	2.50%	^	04/25/2023	17,055,152
3,100,000	Progress Residential Trust, Series 2019-SFR4-F	3.68%	^	10/17/2036	3,172,520
6,798,551	PRPM LLC, Series 2019-GS1-A2	4.75%	#^	10/25/2024	6,831,839
437,711	Residential Accredit Loans, Inc., Series 2006-QS12-2A3	6.00%		09/25/2036	434,453
1,789,804	Residential Asset Securitization Trust, Series 2005-A15-5A2	5.75%		02/25/2036	1,199,807
389,402	Residential Asset Securitization Trust, Series 2006-A2-A11	6.00%		01/25/2046	250,240
4,674,891	Residential Funding Mortgage Securities Trust, Series 2006-S8-A10	6.00%		09/25/2036	4,388,559
5,750,000	Residential Mortgage Loan Trust, Series 2020-1-B1	3.95%	#^	02/25/2024	5,805,532
5,999,828	Soundview Home Loan Trust, Series 2007-OPT1-2A2 (1 Month LIBOR USD + 0.15%, 0.15% Floor)	0.30%		06/25/2037	4,810,700
8,259,000	Spruce Hill Mortgage Loan Trust, Series 2020-SH2-M1	4.33%	#^	06/25/2055	8,295,108
1,317,454	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.23%	#	12/25/2035	1,262,305
7,045,101	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.34%	^	03/25/2037	5,614,823
13,551,536	TBW Mortgage Backed Pass Through, Series 2006-3-4A1 (1 Month LIBOR USD + 0.40%, 0.40% Floor, 7.50% Cap)	0.55%		07/25/2036	642,991
13,551,624	TBW Mortgage Backed Pass Through, Series 2006-3-4A3 (-1 x 1 Month LIBOR USD + 7.10%, 7.10% Cap)	6.95%	I/F I/O	07/25/2036	2,610,647
5,000,000	Tricon American Homes Trust, Series 2019-SFR1-F	3.75%	^	03/17/2038	5,172,863
3,123,809	Velocity Commercial Capital Loan Trust, Series 2018-2-M2	4.51%	#^	10/26/2048	3,238,149
782,779	Velocity Commercial Capital Loan Trust, Series 2018-2-M3	4.72%	#^	10/26/2048	804,442
1,615,702	Velocity Commercial Capital Loan Trust, Series 2019-1-M5	5.70%	#^	03/25/2049	1,624,955
3,258,906	Velocity Commercial Capital Loan Trust, Series 2019-2-M4	3.99%	#^	07/25/2049	3,241,821
587,689	Verus Securitization Trust, Series 2017-1A-A3	3.72%	#^	01/25/2047	591,687
3,100,000	Verus Securitization Trust, Series 2019-INV3-B1	3.73%	#^	11/25/2059	3,120,333
9,095,243	Verus Securitization Trust, Series 2020-NPL1-A1	3.60%	^	08/25/2050	9,176,421
811,883	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-2-4CB	6.00%		03/25/2036	840,390
426,412	Wells Fargo Alternative Loan Trust, Series 2007-PA5-1A1	6.25%		11/25/2037	423,347
4,534,286	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2007-2-A4 (1 Month LIBOR USD + 0.30%, 0.30% Floor)	0.45%		04/25/2037	3,741,335

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $263,185,956)					254,217,938

US Corporate Bonds - 8.1%
250,000	Academy Ltd.	6.00%	^	11/15/2027	262,500
350,000	Acrisure LLC	8.13%	^	02/15/2024	371,336
435,000	Advanced Drainage Systems, Inc.	5.00%	^	09/30/2027	458,464
495,000	Albertsons LLC	4.63%	^	01/15/2027	527,078
220,000	Albertsons LLC	3.50%	^	03/15/2029	222,530
400,000	Alliant Holdings Intermediate LLC	6.75%	^	10/15/2027	428,676
205,000	Allied Universal Holding Company	6.63%	^	07/15/2026	218,848
475,000	Allied Universal Holding Company	9.75%	^	07/15/2027	518,576
230,000	AMC Merger, Inc.	8.00%	^	05/15/2025	195,188
250,000	American Axle & Manufacturing, Inc.	6.25%		03/15/2026	259,062
239,000	Antero Midstream Partners LP	5.75%	^	03/01/2027	235,266
120,000	Apache Corporation	4.63%		11/15/2025	126,150
225,000	Apache Corporation	4.38%		10/15/2028	234,558
320,000	Aramark Services, Inc.	6.38%	^	05/01/2025	342,400
85,000	Arches Buyer, Inc.	4.25%	^	06/01/2028	86,239
120,000	Arconic Corporation	6.00%	^	05/15/2025	128,325
550,000	Arconic Corporation	6.13%	^	02/15/2028	594,000
220,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	220,198
476,000	Asbury Automotive Group, Inc.	4.50%		03/01/2028	498,610
86,000	Asbury Automotive Group, Inc.	4.75%		03/01/2030	92,342
185,000	Ascend Learning LLC	6.88%	^	08/01/2025	190,993
580,000	Ascend Learning LLC	6.88%	^	08/01/2025	598,064
250,000	ASGN, Inc.	4.63%	^	05/15/2028	260,422
675,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	701,706
40,000	AssuredPartners, Inc.	5.63%	^	01/15/2029	41,800
80,000	Austin BidCo, Inc.	7.13%	^	12/15/2028	83,650
165,000	Avantor, Inc.	4.63%	^	07/15/2028	174,694
445,000	Avaya, Inc.	6.13%	^	09/15/2028	476,210
385,000	Axalta Coating Systems LLC	4.75%	^	06/15/2027	410,025
240,000	B&G Foods, Inc.	5.25%		04/01/2025	248,040
185,000	B&G Foods, Inc.	5.25%		09/15/2027	196,866
110,000	Banff Merger Sub, Inc.	9.75%	^	09/01/2026	118,934
545,000	Bausch Health Companies, Inc.	7.00%	^	01/15/2028	599,985
210,000	Bausch Health Companies, Inc.	6.25%	^	02/15/2029	228,415
315,000	Bausch Health Companies, Inc.	5.25%	^	01/30/2030	330,315
570,000	Beacon Roofing Supply, Inc.	4.88%	^	11/01/2025	584,572
175,000	Black Knight InfoServ LLC	3.63%	^	09/01/2028	179,375
20,000	Blue Racer Midstream LLC	7.63%	^	12/15/2025	21,350
25,000	Boxer Parent Company, Inc.	7.13%	^	10/02/2025	27,172
515,000	Boyd Gaming Corporation	4.75%		12/01/2027	536,017
360,000	Boyne USA, Inc.	7.25%	^	05/01/2025	378,675
139,000	Builders FirstSource, Inc.	6.75%	^	06/01/2027	150,948
395,000	Builders FirstSource, Inc.	5.00%	^	03/01/2030	425,119
125,000	BY Crown Parent LLC	4.25%	^	01/31/2026	128,281
400,000	Cablevision Lightpath LLC	3.88%	^	09/15/2027	403,000
400,000	Cablevision Lightpath LLC	5.63%	^	09/15/2028	419,250
210,000	Calpine Corporation	4.50%	^	02/15/2028	218,715
130,000	Calpine Corporation	5.13%	^	03/15/2028	136,940
210,000	Calpine Corporation	4.63%	^	02/01/2029	216,254
225,000	Carnival Corporation	11.50%	^	04/01/2023	260,499
115,000	Carvana Corporation	5.63%	^	10/01/2025	118,162
135,000	Castle US Holding Corporation	9.50%	^	02/15/2028	135,317
505,000	Catalent Pharma Solutions, Inc.	5.00%	^	07/15/2027	534,204
1,005,000	CCO Holdings LLC	4.75%	^	03/01/2030	1,085,651
295,000	CCO Holdings LLC	4.50%	^	08/15/2030	313,439
420,000	Cedar Fair LP	5.25%		07/15/2029	433,121
285,000	Cengage Learning, Inc.	9.50%	^	06/15/2024	267,009
500,000	Centene Corporation	5.38%	^	08/15/2026	529,375
140,000	Centene Corporation	3.00%		10/15/2030	148,561
270,000	Century Communities, Inc.	6.75%		06/01/2027	289,063
310,000	CenturyLink, Inc.	5.13%	^	12/15/2026	327,799
280,000	CenturyLink, Inc.	4.00%	^	02/15/2027	289,484
595,000	Cheniere Energy Partners LP	5.63%		10/01/2026	621,299
140,000	Community Health Systems, Inc.	6.00%	^	01/15/2029	151,411
490,000	Clean Harbors, Inc.	4.88%	^	07/15/2027	512,050
110,000	Clean Harbors, Inc.	5.13%	^	07/15/2029	120,498
162,000	Clear Channel Worldwide Holdings, Inc.	9.25%		02/15/2024	164,447
305,000	Clearway Energy Operating LLC	4.75%	^	03/15/2028	327,399
407,000	CNX Midstream Partners LP	6.50%	^	03/15/2026	415,140
150,000	CommScope Technologies LLC	5.00%	^	03/15/2027	148,781
310,000	Constellation Merger Sub, Inc.	8.50%	^	09/15/2025	289,430
360,000	Cornerstone Building Brands, Inc.	6.13%	^	01/15/2029	383,175
380,000	CRC Issuer LLC	5.25%	^	10/15/2025	384,524
375,000	Credit Acceptance Corporation	6.63%		03/15/2026	400,781
645,000	CSC Holdings LLC	5.75%	^	01/15/2030	707,891
200,000	CSC Holdings LLC	4.63%	^	12/01/2030	209,027
495,000	CSI Compressco LP	7.50%	^	04/01/2025	469,579
230,000	Dana Financing Ltd.	5.75%	^	04/15/2025	239,344
100,000	Dana, Inc.	5.38%		11/15/2027	106,187
160,000	DaVita, Inc.	4.63%	^	06/01/2030	169,700
195,000	Dealer Tire LLC	8.00%	^	02/01/2028	205,935
95,000	Delta Air Lines, Inc.	7.00%	^	05/01/2025	109,746
305,000	Delta Air Lines, Inc.	4.75%	^	10/20/2028	333,159
250,000	Diamond Sports Group LLC	5.38%	^	08/15/2026	203,594
300,000	DISH DBS Corporation	5.88%		11/15/2024	315,000
138,000	Dun & Bradstreet Corporation	6.88%	^	08/15/2026	148,609
96,000	Dun & Bradstreet Corporation	10.25%	^	02/15/2027	108,462
300,000	EES Finance Corporation	8.13%		05/01/2025	251,593
270,000	Eldorado Resorts, Inc.	6.25%	^	07/01/2025	287,889
295,000	Embarq Corporation	8.00%		06/01/2036	364,421
95,000	Emergent BioSolutions, Inc.	3.88%	^	08/15/2028	98,551
140,000	Encompass Health Corporation	4.50%		02/01/2028	146,537
45,000	Encompass Health Corporation	4.75%		02/01/2030	48,282
310,000	Encompass Health Corporation	4.63%		04/01/2031	332,087
150,000	Endeavor Energy Resources LP	6.63%	^	07/15/2025	160,734
145,000	Envision Healthcare Corporation	8.75%	^	10/15/2026	91,504
80,000	EQM Midstream Partners LP	6.50%	^	07/01/2027	90,196
220,000	EQT Corporation	7.88%		02/01/2025	250,832
301,000	ESH Hospitality, Inc.	5.25%	^	05/01/2025	308,969
155,000	Extraction Oil & Gas, Inc.	5.63%	^Ω	02/01/2026	28,452
460,000	Flex Acquisition Company, Inc.	6.88%	^	01/15/2025	468,050
130,000	Ford Motor Company	9.00%		04/22/2025	159,918
545,000	Ford Motor Company	3.38%		11/13/2025	558,794
400,000	Ford Motor Company	4.39%		01/08/2026	420,436
320,000	Ford Motor Company	7.45%		07/16/2031	411,000
365,000	Front Range BidCo, Inc.	4.00%	^	03/01/2027	366,389
165,000	Front Range BidCo, Inc.	6.13%	^	03/01/2028	174,771
590,000	Frontdoor, Inc.	6.75%	^	08/15/2026	630,562
120,000	Frontier Communications Corporation	8.50%	Ω	04/15/2020	59,400
220,000	Frontier Communications Corporation	7.13%	Ω	01/15/2023	107,112
85,000	Frontier Communications Corporation	5.88%	^	10/15/2027	92,066
165,000	Frontier Communications Corporation	5.00%	^	05/01/2028	172,322
105,000	Frontier Communications Corporation	6.75%	^	05/01/2029	112,547
430,000	Gates Global LLC	6.25%	^	01/15/2026	452,218
250,000	GCI LLC	4.75%	^	10/15/2028	267,106
336,781	Global Aircraft Leasing Company (PIK 7.25%)	6.50%	^	09/15/2024	301,419
475,000	Gogo Intermeidate Holdings LLC	9.88%	^	05/01/2024	509,492
240,000	Golden Entertainment, Inc.	7.63%	^	04/15/2026	258,412
470,000	Golden Nugget, Inc.	6.75%	^	10/15/2024	467,213
185,000	Golden Nugget, Inc.	8.75%	^	10/01/2025	191,706
125,000	GrafTech Finance, Inc.	4.63%	^	12/15/2028	126,880
225,000	Gray Television, Inc.	7.00%	^	05/15/2027	246,656
305,000	Griffon Corporation	5.75%		03/01/2028	323,053
350,000	Group 1 Automotive, Inc.	4.00%	^	08/15/2028	361,210
220,000	GTT Communications, Inc.	7.88%	^	12/31/2024	88,825
400,000	Gulfport Energy Corporation	6.38%	Ω	05/15/2025	265,000
374,000	Hess Midstream Operations LP	5.63%	^	02/15/2026	389,661
115,000	Hess Midstream Operations LP	5.13%	^	06/15/2028	120,319
225,000	Hexion, Inc.	7.88%	^	07/15/2027	241,172
425,000	HilCorporationEnergy LP	6.25%	^	11/01/2028	436,033
195,000	Hillman Group, Inc.	6.38%	^	07/15/2022	194,223
230,000	Hill-Rom Holdings, Inc.	4.38%	^	09/15/2027	243,557
15,000	Hilton Domestic Operating Company, Inc.	5.38%	^	05/01/2025	15,952
20,000	Hilton Domestic Operating Company, Inc.	5.75%	^	05/01/2028	21,787
600,000	Horizon Pharma USA, Inc.	5.50%	^	08/01/2027	645,306
585,000	IAA, Inc.	5.50%	^	06/15/2027	621,197
300,000	Icahn Enterprises LP	5.25%		05/15/2027	322,350
55,000	iHeartCommunications, Inc.	8.38%		05/01/2027	58,805
175,000	iHeartCommunications, Inc.	5.25%	^	08/15/2027	183,608
325,000	Illuminate Buyer LLC	9.00%	^	07/01/2028	357,906
255,000	Indigo Natural Resources LLC	6.88%	^	02/15/2026	261,375
335,000	Installed Building Products, Inc.	5.75%	^	02/01/2028	357,968
175,000	IRB Holding Corporation	7.00%	^	06/15/2025	191,498
510,000	IRB Holding Corporation	6.75%	^	02/15/2026	527,008
145,000	Iron Mountain, Inc.	4.88%	^	09/15/2029	153,120
350,000	Iron Mountain, Inc.	4.50%	^	02/15/2031	367,062
235,000	iStar, Inc.	4.75%		10/01/2024	238,355
125,000	Jaguar Holding Company	5.00%	^	06/15/2028	133,594
65,000	JBS Finance, Inc.	5.75%	^	06/15/2025	67,275
190,000	JBS Finance, Inc.	6.75%	^	02/15/2028	213,706
165,000	JBS Finance, Inc.	5.50%	^	01/15/2030	189,793
455,000	JELD-WEN, Inc.	4.63%	^	12/15/2025	465,991
560,000	KAR Auction Services, Inc.	5.13%	^	06/01/2025	576,957
345,000	Kraft Heinz Foods Company	5.00%		07/15/2035	418,370
935,000	Kraft Heinz Foods Company	5.20%		07/15/2045	1,111,808
350,000	Kraton Polymers LLC	7.00%	^	04/15/2025	368,725
380,000	Kraton Polymers LLC	4.25%	^	12/15/2025	388,113
335,000	Kratos Defense & Security Solutions, Inc.	6.50%	^	11/30/2025	349,621
130,000	LBM Acquisition LLC	6.25%	^	01/15/2029	135,487
155,000	LD Holdings Group LLC	6.50%	^	11/01/2025	163,525
240,000	LifePoint Health, Inc.	4.38%	^	02/15/2027	244,200
195,000	LifePoint Health, Inc.	5.38%	^	01/15/2029	195,107
360,000	Lions Gate Capital Holdings LLC	6.38%	^	02/01/2024	370,121
680,000	Live Nation Entertainment, Inc.	5.63%	^	03/15/2026	698,020
130,000	Live Nation Entertainment, Inc.	6.50%	^	05/15/2027	145,574
200,000	Logan Merger Sub, Inc.	5.50%	^	09/01/2027	209,750
360,000	LTF Merger Sub, Inc.	8.50%	^	06/15/2023	348,300
285,000	M/I Homes, Inc.	4.95%		02/01/2028	302,577
440,000	Marriott Ownership Resorts, Inc.	6.50%		09/15/2026	460,557
470,000	Masonite International Corporation	5.75%	^	09/15/2026	492,823
120,000	Match Group, Inc.	4.63%	^	06/01/2028	126,000
360,000	Matterhorn Merger Sub LLC	8.50%	^	06/01/2026	377,649
430,000	MGM Growth Properties Operating Partnership LP	5.75%		02/01/2027	483,077
305,000	MGM Resorts International	6.75%		05/01/2025	330,612
335,000	MGM Resorts International	5.75%		06/15/2025	371,021
275,000	Mileage Plus Holdings LLC	6.50%	^	06/20/2027	296,141
290,000	Moss Creek Resources Holdings, Inc.	7.50%	^	01/15/2026	221,125
425,000	MPH Acquisition Holdings LLC	5.75%	^	11/01/2028	415,969
210,000	MPT Operating Partnership LP	5.00%		10/15/2027	223,760
225,000	Murphy Oil USA, Inc.	4.75%		09/15/2029	239,865
240,000	Nabors Industries Ltd.	7.25%	^	01/15/2026	168,731
210,000	National FINL Partners Corporation	6.88%	^	08/15/2028	224,475
50,000	Nationstar Mortgage Holdings, Inc.	6.00%	^	01/15/2027	53,149
240,000	Nationstar Mortgage Holdings, Inc.	5.50%	^	08/15/2028	253,050
640,000	Navient Corporation	6.50%		06/15/2022	678,874
225,000	Navient Corporation	5.00%		03/15/2027	227,279
365,000	NCL Corporation Ltd.	3.63%	^	12/15/2024	347,434
105,000	NCL Corporation Ltd.	5.88%	^	03/15/2026	110,841
205,000	Newfield Exploration Company	5.63%		07/01/2024	220,189
245,000	Nexstar Broadcasting, Inc.	5.63%	^	07/15/2027	262,840
35,000	NFP Corporation	7.00%	^	05/15/2025	37,778
205,000	NGL Energy Partners LP	7.50%		04/15/2026	127,484
185,000	Novelis Corporation	4.75%	^	01/30/2030	199,659
360,000	NRG Energy, Inc.	3.63%	^	02/15/2031	371,043
590,000	NuStar Logistics LP	6.00%		06/01/2026	639,103
155,000	Occidental Petroleum Corporation	8.00%		07/15/2025	176,836
500,000	Occidental Petroleum Corporation	3.50%		08/15/2029	458,385
355,000	Occidental Petroleum Corporation	6.63%		09/01/2030	385,974
360,000	Occidental Petroleum Corporation	6.13%		01/01/2031	386,172
70,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	70,255
45,000	Ortho Clinical Diagnostics, Inc.	7.38%	^	06/01/2025	48,009
385,000	Ortho-Clinical Diagnostics Inc.	7.25%	^	02/01/2028	406,897
335,000	Panther BF Aggregator LP	6.25%	^	05/15/2026	359,706
240,000	Panther BF Aggregator LP	8.50%	^	05/15/2027	261,134
405,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	390,276
475,000	Parsley Energy LLC	5.63%	^	10/15/2027	520,600
180,000	PBF Holding Company LLC	6.00%		02/15/2028	103,163
305,000	Peabody Securities Finance Corporation	6.00%	^	03/31/2022	223,222
460,000	Penn National Gaming, Inc.	5.63%	^	01/15/2027	480,746
350,000	PennyMac Financial Services, Inc.	5.38%	^	10/15/2025	370,563
595,000	Performance Food Group, Inc.	5.50%	^	10/15/2027	628,814
245,000	PetSmart, Inc.	5.88%	^	06/01/2025	252,197
340,000	PG&E Corporation	5.00%		07/01/2028	362,551
435,000	Pike Corporation	5.50%	^	09/01/2028	460,556
275,000	Pilgrim’s Pride Corporation	5.88%	^	09/30/2027	298,612
105,000	Post Holdings, Inc.	5.50%	^	12/15/2029	114,715
420,000	Post Holdings, Inc.	4.63%	^	04/15/2030	442,348
255,000	Prime Security Services Borrower LLC	6.25%	^	01/15/2028	274,125
175,000	Providence Service Corporation	5.88%	^	11/15/2025	185,391
315,000	QEP Resources, Inc.	5.25%		05/01/2023	332,010
245,000	QEP Resources, Inc.	5.63%		03/01/2026	269,114
20,000	Rackspace Technology Global, Inc.	5.38%	^	12/01/2028	20,992
350,000	Radiate Finance, Inc.	4.50%	^	09/15/2026	361,813
75,000	Radiate Finance, Inc.	6.50%	^	09/15/2028	78,891
325,000	Radiology Partners, Inc.	9.25%	^	02/01/2028	366,535
175,000	Rattler Midstream LP	5.63%	^	07/15/2025	185,172
185,000	Realogy Group LLC	7.63%	^	06/15/2025	201,138
350,000	Resideo Funding, Inc.	6.13%	^	11/01/2026	369,250
140,000	Riverbed Technology, Inc.	8.88%	^	03/01/2023	96,600
295,000	RP Escrow Issuer LLC	5.25%	^	12/15/2025	308,915
120,000	Sabre Global, Inc.	9.25%	^	04/15/2025	142,950
360,000	Schweitzer-Mauduit International, Inc.	6.88%	^	10/01/2026	382,882
465,000	Science Applications International Corporation	4.88%	^	04/01/2028	493,700
410,000	Scientific Games International, Inc.	5.00%	^	10/15/2025	423,587
175,000	Scientific Games International, Inc.	8.25%	^	03/15/2026	188,878
335,000	Scotts Miracle-Gro Company	4.50%		10/15/2029	362,019
90,000	Scripps Escrow II, Inc.	3.88%	^	01/15/2029	93,993
240,000	Scripps Escrow, Inc.	5.88%	^	07/15/2027	251,028
130,000	Seagate HDD Cayman	3.38%	^	07/15/2031	130,947
410,000	SEG Holding LLC	5.63%	^	10/15/2028	433,575
685,000	Select Medical Corporation	6.25%	^	08/15/2026	738,745
425,000	Silgan Holdings, Inc.	4.13%		02/01/2028	442,531
260,000	Sirius XM Radio, Inc.	5.50%	^	07/01/2029	286,569
135,000	Sirius XM Radio, Inc.	4.13%	^	07/01/2030	143,859
525,000	Six Flags Entertainment Corporation	4.88%	^	07/31/2024	527,373
175,000	Six Flags Theme Parks, Inc.	7.00%	^	07/01/2025	189,328
285,000	Spectrum Brands, Inc.	5.00%	^	10/01/2029	306,774
210,000	Springleaf Finance Corporation	6.88%		03/15/2025	244,256
60,000	Springleaf Finance Corporation	7.13%		03/15/2026	71,025
95,000	Springleaf Finance Corporation	6.63%		01/15/2028	112,973
245,000	Staples, Inc.	7.50%	^	04/15/2026	256,255
115,000	Staples, Inc.	10.75%	^	04/15/2027	114,569
425,000	Stevens Holding Company, Inc.	6.13%	^	10/01/2026	460,513
470,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	467,450
430,000	Sunoco LP	5.50%		02/15/2026	442,281
230,000	Sunoco LP	6.00%		04/15/2027	244,782
100,000	Sunoco LP	4.50%	^	05/15/2029	104,188
540,000	Switch Ltd.	3.75%	^	09/15/2028	549,113
180,000	Targa Resources Partners Finance Corporation	6.50%		07/15/2027	195,750
385,000	Targa Resources Partners Finance Corporation	4.88%	^	02/01/2031	418,303
509,000	Tempo Acquisition LLC	6.75%	^	06/01/2025	526,713
410,000	Tenet Healthcare Corporation	4.88%	^	01/01/2026	429,414
435,000	Tenet Healthcare Corporation	6.25%	^	02/01/2027	461,707
175,000	Tenet Healthcare Corporation	5.13%	^	11/01/2027	185,719
475,000	Tenet Healthcare Corporation	6.13%	^	10/01/2028	496,627
125,000	Terrier Media Buyer, Inc.	8.88%	^	12/15/2027	138,047
25,000	Townsquare Media, Inc.	6.88%	^	02/01/2026	26,257
70,000	TransDigm, Inc.	8.00%	^	12/15/2025	77,531
610,000	TransDigm, Inc.	6.25%	^	03/15/2026	650,416
305,000	TransDigm, Inc.	6.38%		06/15/2026	316,247
285,000	TransDigm, Inc.	5.50%		11/15/2027	300,048
435,000	Transocean Poseidon Ltd.	6.88%	^	02/01/2027	396,938
270,000	Transocean Proteus Ltd.	6.25%	^	12/01/2024	254,813
111,000	Transocean, Inc.	11.50%	^	01/30/2027	79,573
305,000	Trident TPI Holdings, Inc.	6.63%	^	11/01/2025	310,687
120,000	Triumph Group, Inc.	6.25%	^	09/15/2024	119,250
205,000	Triumph Group, Inc.	7.75%		08/15/2025	188,088
535,000	Twin River Worldwide Holdings, Inc.	6.75%	^	06/01/2027	574,791
295,000	Uber Technologies, Inc.	8.00%	^	11/01/2026	321,734
160,000	Uber Technologies, Inc.	7.50%	^	09/15/2027	176,200
250,000	United Natural Foods, Inc.	6.75%	^	10/15/2028	261,870
225,000	Univision Communications, Inc.	6.63%	^	06/01/2027	242,049
25,000	US Foods, Inc.	6.25%	^	04/15/2025	26,752
465,000	USA Compression Partners LP	6.88%		09/01/2027	497,211
538,000	Verscend Escrow Corporation	9.75%	^	08/15/2026	584,066
255,000	ViaSat, Inc.	6.50%	^	07/15/2028	276,358
85,000	Viking Cruises Ltd.	13.00%	^	05/15/2025	101,734
605,000	Viking Cruises Ltd.	5.88%	^	09/15/2027	592,812
130,000	Vine Oil & Gas Finance Corporation	8.75%	^	04/15/2023	104,000
300,000	Viper Energy Partners LP	5.38%	^	11/01/2027	314,007
285,000	Vizient, Inc.	6.25%	^	05/15/2027	307,390
295,000	Waste Pro, Inc.	5.50%	^	02/15/2026	302,494
14,000	Weatherford International Ltd.	11.00%	^	12/01/2024	10,955
470,000	West Street Merger Sub, Inc.	6.38%	^	09/01/2025	482,631
280,000	Western Midstream Operating LP	4.10%		02/01/2025	289,005
290,000	Western Midstream Operating LP	5.05%		02/01/2030	323,012
165,000	WeWork Cos, Inc.	7.88%	^	05/01/2025	111,686
365,000	William Carter Company	5.63%	^	03/15/2027	384,847
215,000	Wolverine Escrow LLC	9.00%	^	11/15/2026	203,911
335,000	WPX Energy, Inc.	5.25%		10/15/2027	355,539
200,000	WPX Energy, Inc.	5.88%		06/15/2028	218,260
155,000	WPX Energy, Inc.	4.50%		01/15/2030	164,533
220,000	Wyndham Hotels & Resorts	4.38%	^	08/15/2028	229,004
180,000	XHR LP	6.38%	^	08/15/2025	190,238
120,000	Yum! Brands, Inc.	7.75%	^	04/01/2025	133,050
285,000	Yum! Brands, Inc.	4.75%	^	01/15/2030	312,930

Total US Corporate Bonds (Cost $86,714,458)					90,064,010

US Government and Agency Mortgage Backed Obligations - 3.0%
5,963,693	Federal Home Loan Mortgage Corporation Pass-Thru, Series K722-X1	1.31%	#I/O	03/25/2023	127,514
7,100,000	Federal Home Loan Mortgage Corporation, Series 2020-DNA2-B1 (1 Month LIBOR USD + 2.50%, 2.50% Floor)	2.65%	^	02/25/2050	7,020,273
1,688,502	Federal Home Loan Mortgage Corporation, Series 3926-HS (-1 x 1 Month LIBOR USD + 6.45%, 6.45% Cap)	6.29%	I/F I/O	09/15/2041	323,617
232,556	Federal Home Loan Mortgage Corporation, Series 4390-NY	3.00%		06/15/2040	236,003
444,961	Federal Home Loan Mortgage Corporation, Series 4471-GA	3.00%		02/15/2044	466,842
261,320	Federal National Mortgage Association, Series 2015-59-A	3.00%		06/25/2041	262,922
14,980,641	Federal National Mortgage Association, Series 2017-11-SK (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	5.90%	I/F I/O	03/25/2047	3,429,494
76,204,977	Government National Mortgage Association, Series 2013-155-IB	0.05%	#I/O	09/16/2053	535,020
17,349,610	Government National Mortgage Association, Series 2019-128-KS (-1 x 1 Month LIBOR USD + 2.85%, 2.85% Cap)	2.70%	I/F I/O	10/20/2049	1,233,852
28,488,436	Government National Mortgage Association, Series 2020-115-SA (-1 x 1 Month LIBOR USD + 4.20%, 4.20% Cap)	4.05%	I/F I/O	08/20/2050	4,536,798
19,797,795	Government National Mortgage Association, Series 2020-115-YS (-1 x 1 Month LIBOR USD + 4.20%, 4.20% Cap)	4.05%	I/F I/O	08/20/2050	2,908,738
9,421,531	Government National Mortgage Association, Series 2020-140-SB (-1 x 1 Month LIBOR USD + 6.15%, 6.15% Cap)	6.00%	I/F I/O	07/20/2050	2,247,020
51,070,228	Government National Mortgage Association, Series 2020-146-IJ	2.50%	I/O	10/20/2050	5,607,123
21,000,000	Government National Mortgage Association, Series 2020-189-SU (-1 x 1 Month LIBOR USD + 6.30%, 6.30% Cap)	6.15%	I/F I/O	12/20/2050	5,053,125

Total US Government and Agency Mortgage Backed Obligations (Cost $36,657,976)					33,988,341

Affiliated Mutual Funds - 4.4%
4,606,536	DoubleLine Global Bond Fund (Class I)				49,704,525

Total Affiliated Mutual Funds (Cost $46,429,210)					49,704,525

Common Stocks - 0.1%
15,858	Foresight Equity * Þ				277,671
5,568	Frontera Energy Corporation				14,367
9,088	McDermott International Ltd. *				7,361
5,054	Oasis Petroleum, Inc.*				187,301
5,789	Tapstone Energy Holdings III LLC * Þ				19,856
1,977	Weatherford International PLC *				11,862
8,717	Whiting Petroleum Corporation *				217,922

Total Common Stocks (Cost $1,156,864)					736,340

Warrants - 0.0%
29,269	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00* Þ				-

Total Warrants (Cost $–)					-

Short Term Investments - 1.2%
4,549,581	First American Government Obligations Fund - Class U	0.04%	♦		4,549,581
4,551,651	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03%	♦		4,551,651
4,551,651	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03%	♦		4,551,651

Total Short Term Investments (Cost $13,652,883)					13,652,883

Total Investments - 100.1% (Cost $1,145,076,131)					1,117,955,483
Liabilities in Excess of Other Assets - (0.1)%					(1,368,722)

NET ASSETS - 100.0%					$1,116,586,761

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Þ	Value determined using significant unobservable inputs.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2020.

P/O	Principal only security

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2020.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

†	Perpetual Maturity

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2020.

I/O	Interest only security

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

*	Non-income producing security

♦	Seven-day yield as of December 31, 2020

@

Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of December 31, 2020.

Δ

This mortgage-backed bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2020.

&	Unfunded or partially unfunded loan commitment. At December 31, 2020, the value of these securities amounted to $36,523 or 0.0% of net assets.

BRL	Brazilian Real

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	22.8%
Collateralized Loan Obligations	20.4%
Non-Agency Commercial Mortgage Backed Obligations	14.4%
Foreign Corporate Bonds	11.0%
US Corporate Bonds	8.1%
Asset Backed Obligations	6.9%
Bank Loans	6.2%
Affiliated Mutual Funds	4.4%
US Government and Agency Mortgage Backed Obligations	3.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.6%
Short Term Investments	1.2%
Common Stocks	0.1%
Warrants	0.0%	~
Other Assets and Liabilities	(0.1)%

	100.0%

~	Represents less than 0.05% of net assets

INVESTMENT BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	22.8%
Collateralized Loan Obligations	20.4%
Non-Agency Commercial Mortgage Backed Obligations	14.4%
Asset Backed Obligations	6.9%
Affiliated Mutual Funds	4.4%
Banking	3.3%
US Government and Agency Mortgage Backed Obligations	3.0%
Energy	2.9%
Utilities	2.1%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.6%
Healthcare	1.5%
Finance	1.4%
Short Term Investments	1.2%
Media	1.2%
Electronics/Electric	1.1%
Business Equipment and Services	0.8%
Telecommunications	0.8%
Technology	0.7%
Hotels/Motels/Inns and Casinos	0.7%
Leisure	0.7%
Transportation	0.6%
Retailers (other than Food/Drug)	0.6%
Food Products	0.6%
Automotive	0.5%
Building and Development (including Steel/Metals)	0.5%
Chemicals/Plastics	0.5%
Mining	0.4%
Food Service	0.4%
Insurance	0.4%
Construction	0.4%
Chemical Products	0.4%
Commercial Services	0.4%
Aerospace & Defense	0.4%
Pharmaceuticals	0.3%
Industrial Equipment	0.3%
Containers and Glass Products	0.3%
Diversified Manufacturing	0.2%
Food/Drug Retailers	0.2%
Environmental Control	0.2%
Consumer Products	0.2%
Pulp & Paper	0.1%
Conglomerates	0.1%
Financial Intermediaries	0.1%
Real Estate	0.1%
Cosmetics/Toiletries	0.0%	~
Beverage and Tobacco	0.0%	~
Other Assets and Liabilities	(0.1)%

	100.0%

~	Represents less than 0.05% of net assets

A summary of the DoubleLine Flexible Income Fund’s investments in affiliated mutual funds for the period ended December 31, 2020 is as follows:

Fund	Value at March 31, 2020	Gross Purchases	Gross Sales	Shares Held at December 31, 2020	Value at December 31, 2020	Change in Unrealized for the Period Ended December 31, 2020	Dividend Income Earned in the Period Ended December 31, 2020	Net Realized Gain (Loss) in the Period Ended December 31, 2020
DoubleLine Global Bond Fund (Class I)	$105,830,380	$-	$(61,000,000)	4,606,536	$49,704,525	$3,862,978	$785,645	$1,011,167

	$105,830,380	$-	$(61,000,000)	4,606,536	$49,704,525	$3,862,978	$785,645	$1,011,167

Notes to Schedule of Investments December 31, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate semi-annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$2,216,597,323	$526,283,484	$27,388,194	$4,935,513	$234,862,030	$10,852,340

Affiliated Mutual Funds	6,949,998	1,191,344,598	—	7,390,254	49,850,000	—

Exchange Traded Funds and Common Stocks	—	2,261,105	589,524	567,948	230,468	26,130

Total Level 1	2,223,547,321	1,719,889,187	27,977,718	12,893,715	284,942,498	10,878,470

Level 2

US Government and Agency Mortgage Backed Obligations	26,559,193,023	2,294,386,058	—	5,906,205	584,072,299	—

Non-Agency Residential Collateralized Mortgage Obligations	13,358,221,396	1,167,062,542	—	4,666,662	1,127,692,637	—

Non-Agency Commercial Mortgage Backed Obligations	4,501,551,832	926,554,504	—	—	1,030,915,556	—

Asset Backed Obligations	2,199,228,013	307,577,646	—	—	545,852,075	—

US Government and Agency Obligations	1,995,233,779	2,092,436,634	—	—	511,849,973	—

Collateralized Loan Obligations	1,531,233,026	340,370,490	—	—	980,625,025	—

Repurchase Agreements	272,025,000	—	—	—	—	—

Bank Loans	38,000,000	430,123,212	—	—	164,919,465	159,301,930

US Corporate Bonds	—	1,670,464,854	—	—	286,648,628	15,165,749

Foreign Corporate Bonds	—	992,143,048	646,551,876	—	887,607,319	722,050

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	125,162,429	136,906,854	—	121,550,888	—

Other Short Term Investments	—	29,744,716	—	3,198,716	—	—

Municipal Bonds	—	11,534,282	—	—	—	—

Total Level 2	50,454,686,069	10,387,560,415	783,458,730	13,771,583	6,241,733,865	175,189,729

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	338,176,540	37,246,855	—	868,562	—	—

Collateralized Loan Obligations	367,810	—	—	103,881	—	—

Common Stocks	—	1,354,387	—	—	—	1,010,703

Bank Loans	—	623,174	—	—	—	484,103

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	338,544,350	39,275,418	82,503	972,443	—	1,494,806

Total	$53,016,777,740	$12,146,725,020	$811,518,951	$27,637,741	$6,526,676,363	$187,563,005

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$167,702	$—	$—

Total Level 1	—	—	—	167,702	—	—

Level 2

Excess Return Swaps	—	—	—	1,112,840	—	—

Total Level 2	—	—	—	1,112,840	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$1,280,542	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Money Market Funds	$479,574,345	$13,652,883	$25,344,060	$5,047,587	$4,720,329	$29,477,862

Affiliated Mutual Funds	199,949,999	49,704,525	—	—	—	—

Common Stocks	31,980	438,813	54,821	—	—	—

Total Level 1	679,556,324	63,796,221	25,398,881	5,047,587	4,720,329	29,477,862

Level 2

US Government and Agency Obligations	1,355,739,638	—	—	15,807,902	—	240,658,417

Non-Agency Residential Collateralized Mortgage Obligations	995,550,689	232,091,221	—	—	—	—

Collateralized Loan Obligations	942,473,923	226,630,666	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	899,885,506	159,679,040	—	—	—	—

Foreign Corporate Bonds	610,528,443	123,245,133	187,521,106	—	—	—

US Government and Agency Mortgage Backed Obligations	550,075,127	33,988,341	—	66,976,954	—	—

Asset Backed Obligations	494,540,454	65,467,335	—	—	—	—

Bank Loans	307,789,613	68,657,804	—	—	—	—

US Corporate Bonds	297,122,303	90,064,010	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	72,777,471	17,797,394	51,670,031	—	—	575,873,045

Repurchase Agreements	30,225,000	—	—	—	—	—

Other Short Term Investments	—	—	—	—	125,956,477	1,209,634

Total Level 2	6,556,708,167	1,017,620,944	239,191,137	82,784,856	125,956,477	817,741,096

Level 3

Non-Agency Commercial Mortgage Backed Obligations	6,606,678	1,253,323	—	—	—	—

Common Stocks	1,029,415	297,527	—	—	—	—

Bank Loans	493,066	136,617	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	22,126,717	—	—	—	—

Asset Backed Obligations	—	11,514,169	—	—	—	—

Collateralized Loan Obligations	—	1,208,465	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	8,130,657	36,538,318	4,494	—	—	—

Total	$7,244,395,148	$1,117,955,483	$264,594,512	$87,832,443	$130,676,806	$847,218,958

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$(467,788)	$—	$—

Total Level 1	—	—	—	(467,788)	—	—

Level 2

Excess Return Swaps	1,226,415,228	—	—	—	7,861,164	—

Forward Currency Exchange Contracts	—	—	—	—	—	—

Total Level 2	1,226,415,228	—	—	—	7,861,164	—

Level 3	—	—	—	—	—	—

Total	$1,226,415,228	$—	$—	$(467,788)	$7,861,164	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$26,661,510	$445,251	$3,993,701	$3,930,378	$123,357	$7,902,013

Affiliated Mutual Funds	—	—	1,842,000	—	—	—

Total Level 1	26,661,510	445,251	5,835,701	3,930,378	123,357	7,902,013

Level 2

US Corporate Bonds	270,336,752	90,195,450	2,346,779	7,312,889	—	—

Asset Backed Obligations	225,655,901	—	929,589	6,896,450	—	3,288,599

Foreign Corporate Bonds	69,948,706	59,185,574	2,166,756	7,818,351	894,056	—

Bank Loans	6,000,000	—	—	5,531,867	—	—

Commercial Paper	—	73,310,036	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	9,000,373	2,719,410	8,165,737	—	7,934,360

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,609,643	21,765,707	—	23,194,936

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,256,519	15,262,229	—	21,693,116

Collateralized Loan Obligations	—	—	5,235,545	15,923,625	—	12,368,455

US Government and Agency Obligations	—	—	4,332,365	22,429,345	—	4,272,621

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	507,530	1,524,791	8,936,752	—

Total Level 2	571,941,359	231,691,433	29,104,136	112,630,991	9,830,808	72,752,087

Level 3

Foreign Corporate Bonds	2,692,227	—	—	—	—	—

Asset Backed Obligations	—	—	—	—	—	5,007,529

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	982,061

Total Level 3	2,692,227	—	—	—	—	5,989,590

Total	$601,295,096	$232,136,684	$34,939,837	$116,561,369	$9,954,165	$86,643,690

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Excess Return Swaps	—	—	4,273,153	(148,740)	—	—

Forward Currency Exchange Contracts	—	—	3,261,870	—	—	—

Total Level 2	—	—	7,535,023	(148,740)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$7,535,023	$(148,740)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 13/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(19,473)	$(8,315)	$-	$-	$-	$-	$868,562	$(19,473)
Collateralized Loan Obligations	72,621	-	31,260	-	-	-	-	-	103,881	31,260

Total	$968,971	$-	$11,787	$(8,315)	$-	$-	$-	$-	$972,443	$11,787

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,562	Market Comparables	Market Quotes	$95.45	($95.45)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$103,881	Market Comparables	Market Quotes	$10.39	($10.39)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases[1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(24,780)	$1,548,983	$30,429	$54,723	$(641)	$-	$-	$22,126,717	$1,553,271
Asset Backed Obligations	-	-	(605,156)	-	3,565,000	-	8,554,325	-	11,514,169	-
Non-Agency Commercial Mortgage Backed Obgligations	444,116	(889,765)	676,374	-	-	(230,725)	1,253,323	-	1,253,323	-
Collateralized Loan Obligations	180,404	-	(140,837)	1,438	11,539	-	1,155,921	-	1,208,465	(137,874)
Common Stocks	-	-	-	-	-	-	297,527	-	297,527	-
Bank Loans	-	265	53,747	1,675	81,594	(664)	-	-	136,617	-
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-

Total	$21,144,023	$(914,280)	$1,533,111	$33,542	$3,712,856	$(232,030)	$11,261,096	$-	$36,538,318	$1,415,397

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$22,126,717	Market Comparables	Market Quotes	$87.90 - $95.45 ($92.27)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$11,514,169	Market Comparables	Market Quotes	$48.97- $3,217.22 ($870.78)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$1,253,323	Market Comparables	Yields	38.01% (38.01%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$1,208,465	Market Comparables	Market Quotes	$20.09-$92.47 ($89.33)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$297,527	Market Comparables	Market Quotes	$3.43- $17.51 ($16.57)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$136,617	Market Comparables	Market Quotes	$99.52-$100.00 ($99.98)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

Total	$9,904,084	$674,626	$28,596	$(905)	$-	$(7,914,174)	$-	$-	$2,692,227	$232,334

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,692,227	Market Comparables	Market Quotes	$113.25 ($113.25)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020 [3]
Investments in Securities
Asset Backed Obligations	$-	$-	$-	$-	$-	$-	$5,007,529	$-	$5,007,529	-
Non-Agency Commercial Mortgage Backed Obligations	1,074,676	-	(101,935)	9,320	-	-	-	-	982,061	(101,935)

Total	$1,074,676	$-	$(101,935)	$9,320	$-	$-	$5,007,529	$-	$5,989,590	$(101,935)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+		Impact to valuation from an increase to input
Asset Backed Obligations	$5,007,529	Market Comparables	Market Quotes	$47.79-$4,437.87	($1,065.16)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$982,061	Market Comparables	Yields	16.15	% (16.15%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.